                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: MARCH 31, 2017

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT March 31, 2017 (unaudited)

VANECK VECTORS®

Biotech ETF	BBH

Environmental Services ETF	EVX®

Gaming ETF	BJK®

Generic Drugs ETF	GNRX

Pharmaceutical ETF	PPH®

Retail ETF	RTH®

Semiconductor ETF	SMH®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETFs are as of March 31, 2017, and are subject to change.

VANECK VECTORS ETFs

(unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the seven industry exchange-traded funds (ETFs) of the VanEck Vectors® ETF Trust for the six-month period ended March 31, 2017.

The top performing fund in our suite of industry ETFs was the VanEck Vectors Semiconductor ETF (NYSE Arca: SMH) which returned 15.83% for the period under review. Much of its notable performance was attributable to the predominance of U.S. listed companies in its portfolio.

The semiconductor industry ended 2016 on a high: global sales of $338.9 billion for the year; its highest ever.1 Sales in December 2016 of $31.0 billion bettered sales in December 2015 by 12.3%.2 According to John Neuffer, president and CEO of the Semiconductor Industry Association, “market growth was driven by macroeconomic factors, industry trends, and the ever increasing amount of semiconductor technology in devices the world depends on for working, communicating, manufacturing, treating illness, and countless other applications. We expect modest growth to continue in 2017 and beyond.”3

The industry started 2017 on a solid footing. While on a month-on-month basis, sales in February 2017 were a little softer than they were in January, year-to-year growth was the global market’s largest since October 2010.4 Fourth quarter earnings from several of the large chipmakers, reported in the first quarter of 2017, were particularly solid.5

Semiconductors – Worldwide Market Billings: 3-Month Moving Averages ($B)

Source: Semiconductor Industry Association. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted.

Large-capitalization stocks continued to be key drivers of SMH’s returns. NVIDIA (5.3% of Fund net assets†), for example, was the best performing company in the Fund with its ”... GPU [Graphics Processing Units] computing platform is enjoying rapid adoption in artificial intelligence, cloud computing, gaming, and autonomous vehicles.”6 The advantage of GPUs is their speed. The company launched the world’s fastest gaming GPU (containing 12 billion transistors), the GeForce GTX 1080 TI, in March this year.7

Only two companies in the Fund’s portfolio, both U.S., detracted from performance, Intel (11.4% of Fund net assets† and with the highest weighting) and Qualcomm (6.1% of Fund net assets†). Late in 2016 Qualcomm made an offer for NXP Semiconductors (4.3% of Fund net assets†). However by the end of the reporting period, acceptance of the offer by NXP shareholders was far from certain. By early April, shortly after the period under review, owners of only just over 16.3% of NXP Semiconductors had tendered their shares and the offer from Qualcomm was extended.8

1

VANECK VECTORS ETFs

(unaudited)

We will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder. We encourage you to stay in touch with us through the videos, email subscriptions, and blogs available on our website, vaneck.com. And should you have any questions, please contact us at 800.826.2333 or visit vaneck.com.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six months ended March 31, 2017. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

April 18, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

†	All Fund assets referenced are total net assets as of March 31, 2017.

[1]	Semiconductor Industry Association: Global Semiconductor Sales Reach $339 Billion in 2016, https://www.semiconductors.org/news/2017/02/02/global_sales_report_2015/global_semiconductor_sales_reach_339_billion_in_2016/

[2]	Ibid.

[3]	Ibid.

[4]	Semiconductor Industry Association: Global Semiconductor Sales Up 16.5 Percent Year-to-Year, https://www.semiconductors.org/news/2017/04/03/global_sales_report_2017/global_semiconductor_sales_up_16.5_percent_year_to_year/

[5]	Zacks: Semiconductor ETFs Riding High on Q4 Earnings, http://finance.yahoo.com/news/semiconductor-etfs-riding-high-q4-140002875.html

[6]	NVIDIA: NVIDIA Announces Financial Results for Fourth Quarter and Fiscal 2017, http://nvidianews.nvidia.com/news/nvidia-announces-financial-results-for-fourth-quarter-and-fiscal-2017

[7]	VR-VOICE: NVIDIA Launches World’s Fastest Gaming GPU (4K VR Ready), https://vrvoice.co/nvidia-launches-worlds-fastest-gaming-gpu-4k-vr-ready/

[8]	NASDAQ: Qualcomm Extends Tender Offer For NXP Semiconductors Until May 2, http://www.nasdaq.com/article/qualcomm-extends-tender-offer-for-nxp-semiconductors-until-may-2-20170404-00349
2

Management Discussion (unaudited)

Five of the seven VanEck Vectors Industry ETFs realized positive performance in the six months ended March 31, 2017. VanEck Vectors Semiconductor ETF (NYSE Arca: SMH) posted an impressive total return of 15.83%, with VanEck Vectors Environmental Services ETF NYSE Arca: EVX) not far behind, providing a total return of 12.37%. Both funds easily outperformed the S&P 500® Index’s‡ 10.12% gain over the same period.

October 1, 2016 through March 31, 2017

VanEck Vectors Industry ETFs Total Return

Source: VanEck. Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Biotech – possible pricing pressures

After some significant movements both before and following the U.S. presidential election at the beginning of November, biotech companies ended 2016 down slightly from the start of the fourth quarter. Thereafter, they rose during most of the first quarter of 2017, to end the six-month period up 3.71%. As with the pharmaceutical and generic drugs industries, the biotech industry was not helped by President Trump’s use of his Twitter account to protest against the price of drugs. Positive contributions to the Fund’s performance came mainly from three companies: Celgene (11.4% of Fund net assets†), Incyte (4.5% of Fund net assets†), and Vertex Pharmaceuticals (5.4% of Fund net assets†). The company that detracted most from performance was Gilead Sciences (10.4% of Fund net assets†).

Environmental Services – still in demand

Historically, growth in the construction and home-building industries has benefitted environmental services companies. Due in part to significant upticks in both construction1 and home-building2 in the U.S. in the first quarter of 2017, the Fund returned notable performance, gaining 12.37% over the six-month period under review. While U.S. stocks accounted for the vast majority of the Fund’s healthy positive total return, the single Canadian stock in the Fund (Waste Connections, 10.0% of Fund net assets†) was the second best performing company over the period. The best performing company with the top individual weighting in the Fund was U.S. company Republic Services (9.9% of Fund net assets†). Only three companies detracted from performance over the period under review, CECO Environmental (2.0% of Fund net assets†), Advanced Disposal Services (3.8% of Fund net assets†), and STERIS (3.8% of Fund net assets†).

3

VANECK VECTORS ETFs

(unaudited)

Gaming – Macau recovering

The Fund posted a rise of 7.71% for the six-month period. The fourth quarter of 2016 was particularly tumultuous, with the Fund dropping fast and far in December and ending 2016 well below the level at which it started the quarter. However, during the first quarter of 2017, gaming stocks followed an upward trajectory and ended the six-month period significantly higher than they started the year. In Macau, China, the world’s biggest gaming hub, there was a notable improvement in the gaming industry’s fortunes. In each month of the period under review, the gross revenue from “Games of Fortune” (as the Macau authorities3 describe them) was higher than that recorded in the same month in the prior year. In March 2017, it was 18.1% higher than in March 2016.4 This marked the eighth consecutive month of year-on-year improvement. In Nevada, following a couple of lackluster months in the fourth quarter of 2016, January was a particularly encouraging month for the gaming industry. At nearly $1.04 billion, the state’s “win revenue” for the month was the highest recorded since February 2013.5 However, the figure of $945.6 million for February was less encouraging.6 Perhaps because of this, gaming companies operating in Macau were the most significant contributors to the Fund’s overall performance, with those in the U.S. providing the next largest returns from any territory. The other major contributors were companies in Malaysia and Australia. Gaming businesses in Ireland, New Zealand, and Sweden were the main detractors from the Fund’s overall positive performance.

Generic Drugs – troubled times

The Fund had a challenging and disappointing six months ending the period down 7.62%. The industry continued to be overshadowed by a wide-ranging criminal investigation by the U.S. Department of Justice into the pricing of generic drugs.7 The market environment also remained challenging with memories still raw from the controversies surrounding both Valeant Pharmaceuticals and Turing Pharmaceuticals (neither owned by the Fund during the period). On March 13, 2017, William Ackman’s firm, Pershing Square Capital Management, sold its stake in Valeant for a loss of $4 billion.8 The pharmaceuticals sector detracted the most from the Fund’s performance, while positive performance was only provided by the chemicals sector and the global specialty chemicals company Albemarle (3.8% of Fund net assets†) within it. In terms of individual companies, Teva Pharmaceutical Industries (7.7% of Fund net assets†) was the single largest detractor from performance. The company was affected by a number of different factors, including an uninspiring earnings report and outlook in November 2016 and concerns about both generic competition for the company’s multiple sclerosis drug Copaxone and integration issues following its acquisition of Actavis.9

Pharmaceutical – possible pricing pressures

Pharmaceutical stocks followed much the same trajectory as biotechnology stocks during the six-month period. However, unlike biotech stocks, they were not able to recoup the losses they suffered between the end of September and early November, with the Fund ending the period under review down 3.33%. As with the biotech and generic drug industries, pharmaceuticals were not helped by President Trump’s use of his Twitter account to protest against the price of drugs. While companies in France and Switzerland were positive contributors to the Fund’s overall performance, their contributions were too small to offset the negative performance of companies in all other countries, in particular, those in the U.S and Israel, the countries that detracted most from the performance of the Fund.

Retail – stressed by Amazon and online

The Fund returned 3.07% for the six-month period under review. Retail sales (excluding automobiles, gasoline stations, and restaurants) in the U.S. over the last three months of 2016 proved to be solid. In November and December, they increased 4% over 2015 to reach $658.3 billion.10 This included some $122.9 billion of non-store sales, up 12.6% over 2015.11 Retail sales (excluding automobiles, gasoline stations, and restaurants) continued to hold up well over the first two months of 2017. January sales recorded a 0.4% rise and, in February, grew another 0.2%.12 There were, however, several high profile retail store bankruptcies in the first three months of 2017 including The Limited, American Apparel, and Wet Seal. While stores involved in internet and catalog retailing, together with specialty retailers, contributed by far the most to the positive performance of the Fund, food and staples retailing companies also made useful contributions to performance. Most multi-line retailers, for example, Target (4.6% of Fund net assets†) and Macy’s (1.5% of Fund net assets†), were detractors from performance.

4

Semiconductor – solid sales and earnings

The Fund was the best performing ETF in the suite, returning 15.83% for the six-month period under review. With global semiconductor sales in 2016 of $338.9 billion, the industry recorded its highest ever annual sales.13 Sales in December of $31.0 billion bettered sales in December 2015 by 12.3%.14 According to John Neuffer, president and CEO of the Semiconductor Industry Association, “[m]arket growth was driven by macroeconomic factors, industry trends, and the ever-increasing amount of semiconductor technology in devices the world depends on for working, communicating, manufacturing, treating illness, and countless other applications. We expect modest growth to continue in 2017 and beyond.”15 While, on a month-on-month basis, sales in February 2017 were a little softer than they were in January, year-to-year growth was the global market’s largest since October 2010.16 The industry demonstrated strong sales in the first two months of 2017 with memory products such as NAND flash and DRAM “leading the way.”17 Fourth quarter earnings from several of the large chipmakers were particularly solid.18 Companies in the U.S. contributed by far the most to the Fund’s positive performance. NVIDIA (5.3% of Fund net assets†) and Micron Technology (5.0% of Fund net assets†), both in the U.S., were the two best performing companies. Despite, or, perhaps because of, its offer to buy NXP Semiconductors (4.3% of Fund net assets†), Qualcomm (6.1% of Fund net assets†) was the company to detract most from the Fund’s performance. In early April, shortly after the period under review, owners of only just over 16.3% of NXP Semiconductors had tendered their shares and the offer from Qualcomm was extended.19

†	All Fund assets referenced are Total Net Assets as of March 31, 2017.

‡	S&P 500® Index consists of 500 widely held common stocks covering the industrial, utility, financial, and transportation sectors

[1]	Board of Governors of the Federal Reserve System: Industrial Production and Capacity Utilization - G.17, http://www.federalreserve.gov/releases/g17/Current/

[2]	U.S. Census Bureau News: New Residential Construction in March 2017, https://www.census.gov/construction/nrc/pdf/newresconst.pdf

[3]	Gaming Inspection and Coordination Bureau, Macao SAR: Monthly Gross Revenue from Games of Fortune, http://www.dicj.gov.mo/web/en/information/DadosEstat_mensal/2017/index.html

[4]	Ibid.

[5]	Las Vegas Sun: Nevada gaming revenue up 12 percent in January, eclipses $1 billion, https://lasvegassun.com/news/2017/feb/28/nevada-gaming-revenue-up-12-percent-in-january-ecl/

[6]	Nevada Gaming Control Board: Win Revenue Summary - February 2017, http://gaming.nv.gov/modules/showdocument.aspx?documentid=11930

[7]	Bloomberg: Perrigo Joins Firms With Generic Drugs Under U.S. Glare, https://www.bloomberg.com/news/articles/2017-03-03/perrigo-joins-list-of-firms-with-generic-drugs-under-u-s-glare

[8]	The New York Times: William Ackman Sells Pershing Fund’s Stake in Valeant, https://www.nytimes.com/2017/03/13/business/dealbook/william-ackman-valeant-pershing-square.html?_r=0

[9]	The Motley Fool: The Sole Reason Teva Pharmaceutical Industries Ltd. Sank 12% in November, https://www.fool.com/investing/2016/12/02/the-sole-reason-teva-pharmaceutical-industries-ltd.aspx

[10]	National Retail Federation: Holiday retail sales increased 4 percent in 2016, https://nrf.com/news/holiday-retail-sales-increased-4-percent-2016

[11]	Ibid.

[12]	National Retail Federation: Economy, https://nrf.com/news/retail-sales

[13]	Semiconductor Industry Association: Global Semiconductor Sales Reach $339 Billion in 2016, https://www.semiconductors.org/news/2017/02/02/global_sales_report_2015/global_semiconductor_sales_reach_339_billion_in_2016/

[14]	Ibid.

[15]	Ibid.

[16]	Semiconductor Industry Association: Global Semiconductor Sales Up 16.5 Percent Year-to-Year, https://www.semiconductors.org/news/2017/04/03/global_sales_report_2017/global_semiconductor_sales_up_16.5_percent_year_to_year/

[17]	Ibid.

[18]	Zacks: Semiconductor ETFs Riding High on Q4 Earnings, http://finance.yahoo.com/news/semiconductor-etfs-riding-high-q4-140002875.html

[19]	NASDAQ: Qualcomm Extends Tender Offer For NXP Semiconductors Until May 2, http://www.nasdaq.com/article/qualcomm-extends-tender-offer-for-nxp-semiconductors-until-may-2-20170404-00349
5

PERFORMANCE COMPARISON

March 31, 2017 (unaudited)

VANECK VECTORS BIOTECH ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVBBHTR[1]	Share Price	NAV	MVBBHTR[1]
Six Months	3.64%	3.71%	3.73%	3.64%	3.71%	3.73%
One Year	15.17%	15.21%	15.29%	15.17%	15.21%	15.29%
Five Year	21.97%	22.05%	22.23%	169.98%	170.86%	172.79%
Life*	26.14%	26.15%	26.35%	240.82%	240.88%	243.75%
*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11.
[1]	MVISTM US Listed Biotech 25 Index (MVBBHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from biotechnology, which includes companies engaged primarily in research and development as well as production, marketing and sales of drugs based on genetic analysis and diagnostic equipment (excluding pharmacies).

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	AXENV[1]	Share Price	NAV	AXENV[1]
Six Months	12.06%	12.37%	12.67%	12.06%	12.37%	12.67%
One Year	21.02%	21.34%	21.97%	21.02%	21.34%	21.97%
Five Year	9.35%	9.33%	9.88%	56.34%	56.20%	60.15%
Ten Year*	6.67%	6.68%	7.23%	90.66%	90.96%	100.94%
*	Commencement of Fund: 10/10/06; First Day of Secondary Market Trading: 10/16/06.
[1]	NYSE Arca Environmental Services Index (AXENV) is a modified equal dollar-weighted index comprised of publicly traded companies that engage in business activities that may benefit from the global increase in demand for consumer waste disposal, removal and storage of industrial by-products, and the management of associated resources.

VANECK VECTORS GAMING ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVBJKTR[1]	Share Price	NAV	MVBJKTR[1]
Six Months	7.10%	7.71%	8.15%	7.10%	7.71%	8.15%
One Year	14.28%	14.56%	14.90%	14.28%	14.56%	14.90%
Five Year	4.47%	4.38%	4.78%	24.43%	23.88%	26.32%
Life*	2.28%	2.28%	3.01%	22.99%	22.97%	31.28%
*	Commencement of Fund: 1/22/08; First Day of Secondary Market Trading: 1/24/08.
Index data prior to September 24, 2012 reflects that of the S-Network Global Gaming Index (WAGRT). From September 24, 2012, forward, the index data reflects that of the Fund’s underlying index, VanEck Vectors Global Gaming Index (MVBJKTR). Index history which includes periods prior to September 24, 2012 reflects a blend of the performance of WAGRT and MVBJKTR and is not intended for third party use.
[1]	MVISTM Global Gaming Index (MVBJKTR) is a rules-based index intended to give investors a means of tracking the overall performance of the largest and most liquid companies in the global gaming industry that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

6

VANECK VECTORS GENERIC DRUGS ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	IGNRXT[1]	Share Price	NAV	IGNRXT[1]
Six Months	(7.35)%	(7.62)%	(6.81)%	(7.35)%	(7.62)%	(6.81)%
One Year	(5.81)%	(6.12)%	(5.28)%	(5.81)%	(6.12)%	(5.28)%
Life*	(8.42)%	(8.92)%	(8.00)%	(10.14)%	(10.74)%	(9.64)%
*	Commencement of Fund: 1/12/16; First Day of Secondary Market Trading: 1/13/16.
[1]	Indxx Global Generics & New Pharma Index (IGNRXT) a rules-based, modified capitalization weighted index. The Index includes exchange-listed companies, on a global basis, that derive a significant proportion (as determined by Indxx, LLC) of their revenues (or that have the potential to derive a significant proportion of their revenues) from the generic drug industry, or that have a primary business focus on the generic drug industry.

VANECK VECTORS PHARMACEUTICAL ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVPPHTR[1]	Share Price	NAV	MVPPHTR[1]
Six Months	(3.42)%	(3.33)%	(3.32)%	(3.42)%	(3.33)%	(3.32)%
One Year	(1.99)%	(1.94)%	(1.83)%	(1.99)%	(1.94)%	(1.83)%
Five Year	9.95%	9.94%	9.90%	60.66%	60.62%	60.29%
Life*	11.00%	10.81%	10.77%	73.51%	71.92%	71.57%
*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11.
[1]	MVISTM US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from pharmaceuticals, which includes companies engaged primarily in research and development as well as production, marketing and sales of pharmaceuticals.

VANECK VECTORS RETAIL ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVRTHTR[1]	Share Price	NAV	MVRTHTR[1]
Six Months	3.17%	3.07%	2.98%	3.17%	3.07%	2.98%
One Year	4.27%	4.24%	4.09%	4.27%	4.24%	4.09%
Five Year	15.21%	15.19%	15.00%	102.95%	102.78%	101.12%
Life*	17.13%	16.88%	16.69%	130.39%	127.83%	125.91%
*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11.
[1]	MVISTM US Listed Retail 25 Index (MVRTHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from retail, which includes companies engaged primarily in retail distribution; wholesalers; online, direct mail and TV retailers; multi-line retailers; specialty retailers, such as apparel, automotive, computer and electronics, drug, home improvement and home furnishing retailers; and food and other staples retailers.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

7

PERFORMANCE COMPARISON

March 31, 2017 (unaudited) (continued)

VANECK VECTORS SEMICONDUCTOR ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MVSMHTR[1]	Share Price	NAV	MVSMHTR[1]
Six Months	15.64%	15.83%	15.83%	15.64%	15.83%	15.83%
One Year	45.86%	45.91%	46.03%	45.86%	45.91%	46.03%
Five Year	19.18%	19.17%	19.09%	140.48%	140.36%	139.50%
Life*	22.08%	22.14%	22.05%	186.69%	187.47%	186.38%
*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11.
[1]	MVISTM US Listed Semiconductor 25 Index (MVSMHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive at least 50% of their revenues from semiconductors, which includes the production of semiconductors and semiconductor equipment.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

8

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Biotech Index, Gaming Index, Pharmaceutical Index, Retail Index, and Semiconductor Index are published by MV Index Solutions GmbH (MVIS), which is a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. The Environmental Services Index is published by NYSE Arca, Inc. The Generic Drugs Index is published by Indxx.

MVIS, Indxx, and NYSE are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

9

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2016 to March 31, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2016- March 31, 2017
Biotech ETF
Actual	$1,000.00	$1,037.10	0.35%	$1.78
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Environmental Services ETF
Actual	$1,000.00	$1,123.70	0.55%	$2.91
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Gaming ETF
Actual	$1,000.00	$1,077.10	0.66%	$3.42
Hypothetical**	$1,000.00	$1,021.64	0.66%	$3.33
Generic Drugs ETF
Actual	$1,000.00	$923.80	0.58%	$2.78
Hypothetical**	$1,000.00	$1,022.04	0.58%	$2.92
Pharmaceutical ETF
Actual	$1,000.00	$966.70	0.35%	$1.72
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Retail ETF
Actual	$1,000.00	$1,030.70	0.35%	$1.77
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$1,158.30	0.35%	$1.88
Hypothetical**	$1,000.00	$1,023.19	0.35%	$1.77
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
10

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Ireland: 1.7%
192,403	Alkermes Plc (USD) *	$11,255,576
Netherlands: 2.3%
539,805	QIAGEN NV (USD)	15,638,151
Spain: 2.0%
711,514	Grifols SA (ADR)	13,429,827
United States: 94.0%
213,572	ACADIA Pharmaceuticals, Inc. †	7,342,605
243,718	Alexion Pharmaceuticals, Inc.	29,548,370
243,845	Allergan Plc	58,259,447
102,777	Alnylam Pharmaceuticals, Inc. * †	5,267,321
515,359	Amgen, Inc.	84,554,951
157,085	Biogen Idec, Inc. *	42,950,181
332,783	BioMarin Pharmaceutical, Inc. *	29,211,692
54,227	Bluebird Bio, Inc. * †	4,929,234
623,205	Celgene Corp. *	77,545,398
130,506	Charles River Laboratories International, Inc. *	11,739,015
1,035,017	Gilead Sciences, Inc.	70,298,355
188,882	Illumina, Inc. *	32,230,824
228,324	Incyte Corp. *	30,520,069
25,550	Intercept Pharmaceuticals, Inc. * †	2,889,705
225,907	Ionis Pharmaceuticals, Inc. * †	9,081,461
176,376	Neurocrine Biosciences, Inc. *	7,637,081
392,420	Quintiles Transnational Holdings, Inc. *	31,601,583
81,423	Regeneron Pharmaceuticals, Inc. *	31,552,227
151,345	Seattle Genetics, Inc. * †	9,513,547
80,096	TESARO, Inc. * †	12,324,372
92,525	United Therapeutics Corp. *	12,526,034
336,864	Vertex Pharmaceuticals, Inc. *	36,836,078
		638,359,550
Total Common Stocks (Cost: $735,717,637)		678,683,104
MONEY MARKET FUND: 0.0%
(Cost: $449,385)
449,385	Dreyfus Government Cash Management Fund	449,385
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $736,167,022)		679,132,489
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.0%
Repurchase Agreements: 5.0%
$8,053,286	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc., 0.81%, due 4/3/17, proceeds $8,053,830; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $8,214,352 including accrued interest)	$8,053,286
8,053,286	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $8,053,836; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $8,214,352 including accrued interest)	8,053,286
1,694,672	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $1,694,781; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $1,728,566 including accrued interest)	1,694,672
8,053,286	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $8,053,843; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $8,214,352 including accrued interest)	8,053,286
8,053,286	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc., 0.81%, due 4/3/17, proceeds $8,053,830; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $8,214,352 including accrued interest)	8,053,286
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $33,907,816)		33,907,816
Total Investments: 105.0%
(Cost: $770,074,838)		713,040,305
Liabilities in excess of other assets: (5.0)%		(34,190,856)
NET ASSETS: 100.0%		$678,849,449

See Notes to Financial Statements

11

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited) (continued)

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $33,186,847.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	69.1%	$469,202,183
Health Care	22.0	149,872,931
Life Sciences Tools & Services	8.8	59,607,990
Money Market Fund	0.1	449,385
	100.0%	$679,132,489

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$678,683,104	$—	$—	$678,683,104
Money Market Fund	449,385	—	—	449,385
Repurchase Agreements	—	33,907,816	—	33,907,816
Total	$679,132,489	$33,907,816	$—	$713,040,305

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Financial Statements

12

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Canada: 10.0%
22,019	Waste Connections, Inc. (USD)	$1,942,516
United Kingdom: 3.8%
10,770	Steris Plc (USD)	748,084
United States: 86.2%
16,948	ABM Industries, Inc.	738,933
32,381	Advanced Disposal Services Inc *	731,811
53,506	Calgon Carbon Corp.	781,188
9,769	Cantel Medical Corp.	782,497
27,562	Casella Waste Systems, Inc. *	388,900
36,125	Ceco Environmental Corp.	379,674
13,342	Clean Harbors, Inc. *	742,082
48,243	Covanta Holding Corp. †	757,415
51,197	Darling International, Inc. *	743,380
16,345	Donaldson Company, Inc.	744,024
48,735	Layne Christensen Co. * †	430,817
50,009	Newpark Resources, Inc. *	405,073
30,542	Republic Services, Inc.	1,918,343
18,662	Schnitzer Steel Industries, Inc.	385,370
23,316	Stericycle, Inc. *	1,932,663
10,384	Tennant Co.	754,398
11,771	Tenneco, Inc.	734,746
18,324	Tetra Tech, Inc.	748,535
15,687	US Ecology, Inc.	734,936
26,362	Waste Management, Inc.	1,922,317
		16,757,102
Total Common Stocks (Cost: $16,450,233)		19,447,702
Number
of Shares		Value

MONEY MARKET FUND: 0.0%
(Cost: $500)
500	Dreyfus Government Cash Management Fund	$500
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $16,450,733)		19,448,202

Principal
Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.7% (Cost: $713,132)
Repurchase Agreement: 3.7%
$713,132	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc., 0.81%, due 4/3/17, proceeds $713,180; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $727,395 including accrued interest)	713,132
Total Investments: 103.7% (Cost: $17,163,865)		20,161,334
Liabilities in excess of other assets: (3.7)%		(722,546)
NET ASSETS: 100.0%		$19,438,788

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $696,696.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	3.8%	$734,746
Consumer Staples	3.8	743,380
Energy	2.1	405,073
Health Care	7.9	1,530,581
Industrials	76.4	14,867,364
Materials	6.0	1,166,558
Money Market Fund	0.0	500
	100.0%	$19,448,202

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$19,447,702	$—	$—	$19,447,702
Money Market Fund	500	—	—	500
Repurchase Agreement	—	713,132	—	713,132
Total	$19,448,202	$713,132	$—	$20,161,334

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Financial Statements

13

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 96.7%
Australia: 15.6%
83,720	Aristocrat Leisure Ltd. #	$1,147,455
67,854	Crown Ltd. #	611,196
88,526	Star Entertainment Group Ltd. #	369,319
120,384	TABCORP Holdings Ltd. #	436,200
201,328	Tatts Group Ltd. #	680,227
		3,244,397
Canada: 0.7%
8,187	Amaya, Inc. (USD) * †	139,179
China / Hong Kong: 22.7%
275,240	Galaxy Entertainment Group Ltd. #	1,507,533
26,806	Melco Crown Entertainment Ltd. (ADR)	496,983
146,900	MGM China Holdings Ltd. #	306,326
360,800	Sands China Ltd. #	1,672,521
378,000	SJM Holdings Ltd. #	307,656
200,800	Wynn Macau Ltd. #	408,974
		4,699,993
Greece: 1.4%
31,959	OPAP SA #	298,191
Ireland: 5.9%
11,376	Paddy Power Betfair Plc #	1,226,476
Japan: 4.6%
10,000	Heiwa Corp. #	249,022
8,079	Sankyo Co. Ltd. #	270,362
32,800	Sega Sammy Holdings, Inc. #	440,765
		960,149
Malaysia: 3.4%
130,267	Berjaya Sports Toto Bhd	85,657
508,098	Genting Malaysia Bhd #	625,627
		711,284
Malta: 1.7%
34,381	Unibet Group Plc #	357,422
New Zealand: 1.2%
84,871	Sky City Entertainment Group Ltd. #	246,098
Singapore: 3.5%
993,400	Genting Singapore Plc #	725,224
South Africa: 0.7%
70,075	Tsogo Sun Holdings Ltd. #	144,054
South Korea: 3.4%
17,296	Kangwon Land, Inc. #	591,197
8,951	Paradise Co. Ltd. #	110,445
		701,642
Sweden: 2.1%
19,753	Betsson AB #	172,503
32,298	NetEnt AB #	260,173
		432,676
Number
of Shares		Value

United Kingdom: 6.3%
39,295	GVC Holdings Plc #	$360,370
181,715	Ladbrokes Plc #	293,574
29,004	Playtech Ltd. #	337,744
84,426	William Hill Plc #	307,285
		1,298,973
United States: 23.5%
10,531	Boyd Gaming Corp. *	231,787
1,588	Churchill Downs, Inc.	252,254
17,314	International Game Technology Plc	410,342
29,009	Las Vegas Sands Corp.	1,655,544
49,545	MGM Mirage	1,357,533
10,543	Penn National Gaming, Inc. *	194,307
6,808	Wynn Resorts Ltd.	780,265
		4,882,032
Total Common Stocks (Cost: $21,735,880)		20,067,790
REAL ESTATE INVESTMENT TRUST: 3.3% (Cost: $687,577)
United States: 3.3%
20,814	Gaming and Leisure Properties, Inc.	695,604
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $22,423,457)		20,763,394

Principal
Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1% (Cost: $15,995)

Repurchase Agreement: 0.1%
$15,995	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc., 0.81%, due 4/3/17, proceeds $15,996; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $16,315 including accrued interest)	15,995
Total Investments: 100.1% (Cost: $22,439,452)		20,779,389
Liabilities in excess of other assets: (0.1)%		(19,590)
NET ASSETS: 100.0%		$20,759,799

See Notes to Financial Statements

14

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,300.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,463,939 which represents 69.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	93.8%	$19,469,873
Information Technology	2.9	597,917
Real Estate	3.3	695,604
	100.0%	$20,763,394

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$3,244,397	$—	$3,244,397
Canada	139,179	—	—	139,179
China / Hong Kong	496,983	4,203,010	—	4,699,993
Greece	—	298,191	—	298,191
Ireland	—	1,226,476	—	1,226,476
Japan	—	960,149	—	960,149
Malaysia	85,657	625,627	—	711,284
Malta	—	357,422	—	357,422
New Zealand	—	246,098	—	246,098
Singapore	—	725,224	—	725,224
South Africa	—	144,054	—	144,054
South Korea	—	701,642	—	701,642
Sweden	—	432,676	—	432,676
United Kingdom	—	1,298,973	—	1,298,973
United States	4,882,032	—	—	4,882,032
Real Estate Investment Trust
United States	695,604	—	—	695,604
Repurchase Agreement	—	15,995	—	15,995
Total	$6,299,455	$14,479,934	$—	$20,779,389

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $388,946. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

15

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.8%
Belgium: 4.8%
2,792	UCB SA #	$217,129
China / Hong Kong: 7.5%
86,000	CSPC Pharmaceutical Group Ltd. #	112,670
2,400	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	7,076
5,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. # §	20,241
11,100	Shanghai Pharmaceuticals Holding Co. Ltd. #	29,078
106,000	Sino Biopharmaceutical Ltd. #	87,291
16,800	Sinopharm Group Co. Ltd. #	77,994
		334,350
Finland: 1.7%
1,480	Orion OYJ #	77,402
Germany: 1.2%
894	Stada Arzneimittel AG #	54,896
Hungary: 1.4%
2,675	Richter Gedeon Nyrt #	60,870
India: 23.6%
8,397	Aurobindo Pharma Ltd. #	87,317
2,870	Biocon Ltd. #	50,049
14,689	Cadila Healthcare Ltd. #	99,987
11,542	Cipla Ltd. #	105,403
2,377	Dr. Reddy’s Laboratories Ltd. (ADR)	95,437
4,048	Glenmark Pharmaceuticals Ltd. #	53,120
6,479	Lupin Ltd. #	144,207
34,225	Sun Pharmaceuticals Industries Ltd. #	362,716
2,428	Torrent Pharmaceuticals Ltd. #	58,058
		1,056,294
Indonesia: 1.7%
672,600	Kalbe Farma Tbk PT #	77,729
Ireland: 7.3%
2,189	Alkermes Plc (USD) *	128,057
782	ICON Plc (USD) *	62,341
2,057	Perrigo Co. Plc (USD)	136,564
		326,962
Israel: 9.2%
589	Taro Pharmaceutical Industries Ltd. (USD) * †	68,689
10,760	Teva Pharmaceutical Industries Ltd. (ADR)	345,288
		413,977
Japan: 7.1%
1,400	Hisamitsu Pharmaceutical Co., Inc. #	80,082
8,200	Kyowa Hakko Kirin Co. Ltd. #	130,182
1,300	Taisho Pharmaceutical Holdings Co. Ltd. #	105,756
		316,020
Number
of Shares		Value

Jordan: 1.9%
3,442	Hikma Pharmaceuticals Plc (GBP) #	$85,330
South Africa: 3.0%
6,549	Aspen Pharmacare Holdings Ltd. #	134,063
South Korea: 4.2%
1,757	Celltrion, Inc. * #	141,541
894	Hanmi Science Co. Ltd. * #	46,674
		188,215
Switzerland: 3.5%
830	Lonza Group AG #	156,997
United States: 21.7%
1,614	Albemarle Corp.	170,503
679	Charles River Laboratories International, Inc. *	61,076
1,503	Mallinckrodt Plc *	66,989
7,178	Mylan NV *	279,870
8,009	Opko Health, Inc. * †	64,072
884	PRA Health Sciences, Inc. *	57,663
3,385	Quintiles Transnational Holdings, Inc. *	272,594
		972,767
Total Common Stocks (Cost: $4,598,536)		4,473,001
MONEY MARKET FUND: 10.7% (Cost: $479,744)
479,744	Dreyfus Government Cash Management Fund	479,744
Total Investments Before Collateral for Securities Loaned: 110.5% (Cost: $5,078,280)		4,952,745

Principal
Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.1% (Cost: $92,280)
Repurchase Agreement: 2.1%
$92,280	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc., 0.81%, due 4/3/17, proceeds $92,286; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $94,126 including accrued interest)	92,280
Total Investments: 112.6% (Cost: $5,170,560)		5,045,025
Liabilities in excess of other assets: (12.6)%		(564,450)
NET ASSETS: 100.0%		$4,480,575

See Notes to Financial Statements

16

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $89,319.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,663,858 which represents 59.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $20,241 which represents 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	7.8%	$383,719
Health Care Distributors	2.2	107,072
Life Sciences Tools & Services	12.3	610,671
Pharmaceuticals	64.6	3,201,036
Specialty Chemicals	3.4	170,503
Money Market Fund	9.7	479,744
	100.0%	$4,952,745

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Belgium	$—	$217,129	$—	$217,129
China / Hong Kong	—	334,350	—	334,350
Finland	—	77,402	—	77,402
Germany	—	54,896	—	54,896
Hungary	—	60,870	—	60,870
India	95,437	960,857	—	1,056,294
Indonesia	—	77,729	—	77,729
Ireland	326,962	—	—	326,962
Israel	413,977	—	—	413,977
Japan	—	316,020	—	316,020
Jordan	—	85,330	—	85,330
South Africa	—	134,063	—	134,063
South Korea	—	188,215	—	188,215
Switzerland	—	156,997	—	156,997
United States	972,767	—	—	972,767
Money Market Fund	479,744	—	—	479,744
Repurchase Agreement	—	92,280	—	92,280
Total	$2,288,887	$2,756,138	$—	$5,045,025

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Financial Statements

17

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.6%
Denmark: 4.7%
454,049	Novo-Nordisk AS (ADR)	$15,564,800
France: 5.2%
384,526	Sanofi SA (ADR)	17,399,802
Ireland: 7.1%
197,960	Endo International Plc (USD) *	2,209,234
60,049	Jazz Pharmaceuticals Plc (USD) *	8,714,911
189,746	Perrigo Co. Plc (USD) †	12,597,237
		23,521,382
Israel: 4.4%
456,126	Teva Pharmaceutical Industries Ltd. (ADR)	14,637,083
Switzerland: 5.9%
263,466	Novartis AG (ADR)	19,567,620
United Kingdom: 11.5%
565,740	AstraZeneca Plc (ADR) †	17,617,144
404,531	GlaxoSmithKline Plc (ADR)	17,055,027
29,557	GW Pharmaceuticals Plc (ADR) * †	3,574,624
		38,246,795
United States: 60.8%
259,409	AbbVie, Inc.	16,903,090
116,718	Akorn, Inc.	2,810,569
168,103	AmerisourceBergen Corp.	14,877,116
291,290	Bristol-Myers Squibb Co.	15,840,350
179,531	Eli Lilly & Co.	15,100,352
236,739	Johnson & Johnson	29,485,843
122,867	Mallinckrodt Plc *	5,476,182
101,296	McKesson Corp.	15,018,145
252,864	Merck and Co., Inc.	16,066,979
344,481	Mylan NV *	13,431,314
102,515	Patterson Cos, Inc. †	4,636,753
519,300	Pfizer, Inc.	17,765,253
84,127	Shire Plc (ADR)	14,657,447
497,272	Valeant Pharmaceuticals International, Inc. * †	5,484,910
282,540	Zoetis, Inc.	15,079,160
		202,633,463
Total Common Stocks (Cost: $400,880,624)		331,570,945
MONEY MARKET FUND: 0.0% (Cost: $85,039)
85,039	Dreyfus Government Cash Management Fund	85,039
Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $400,965,663)		331,655,984
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.5%
Repurchase Agreements: 9.5%
$7,540,381	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc., 0.81%, due 4/3/17, proceeds $7,540,890; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $7,691,189 including accrued interest)	$7,540,381
7,540,381	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $7,540,896; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $7,691,189 including accrued interest)	7,540,381
1,586,801	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $1,586,903; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $1,618,538 including accrued interest)	1,586,801
7,540,381	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $7,540,903; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $7,691,189 including accrued interest)	7,540,381
7,540,381	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc., 0.81%, due 4/3/17, proceeds $7,540,890; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $7,691,189 including accrued interest)	7,540,381
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $31,748,325)		31,748,325
Total Investments: 109.1% (Cost: $432,713,988)		363,404,309
Liabilities in excess of other assets: (9.1)%		(30,269,642)
NET ASSETS: 100.0%		$333,134,667

See Notes to Financial Statements

18

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $30,837,658.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Health Care	19.8%	$65,729,045
Pharmaceuticals	80.2	265,841,900
Money Market Fund	0.0	85,039
	100.0%	$331,655,984

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$331,570,945	$—	$—	$331,570,945
Money Market Fund	85,039	—	—	85,039
Repurchase Agreements	—	31,748,325	—	31,748,325
Total	$331,655,984	$31,748,325	$—	$363,404,309

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Financial Statements

19

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.1%
China / Hong Kong: 4.4%
109,000	JD.com, Inc. (ADR) *	$3,390,990
United States: 95.7%
14,576	Amazon.com, Inc. *	12,922,207
19,441	AmerisourceBergen Corp.	1,720,529
2,526	AutoZone, Inc.	1,826,424
16,948	Bed Bath & Beyond, Inc. †	668,768
27,634	Best Buy Co., Inc.	1,358,211
32,895	Cardinal Health, Inc.	2,682,587
22,880	Costco Wholesale Corp.	3,836,747
47,115	CVS Caremark Corp.	3,698,527
29,338	Dollar General Corp.	2,045,739
40,844	Home Depot, Inc.	5,997,125
18,801	Kohl’s Corp. †	748,468
105,062	Kroger Co.	3,098,278
26,945	L Brands, Inc.	1,269,110
46,809	Lowe’s Cos., Inc.	3,848,168
38,362	MACY’S, Inc.	1,137,050
22,719	McKesson Corp.	3,368,319
40,510	Ross Stores, Inc.	2,668,394
63,759	Sysco Corp.	3,310,367
63,393	Target Corp.	3,498,660
30,968	The Gap, Inc. †	752,213
43,811	TJX Cos., Inc.	3,464,574
44,846	Walgreens Boots Alliance, Inc.	3,724,460
63,381	Wal-Mart Stores, Inc.	4,568,502
39,506	Whole Foods Market, Inc.	1,174,118
		73,387,545
Total Common Stocks (Cost: $83,376,370)		76,778,535
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.7%
Repurchase Agreements: 1.7%
$303,849	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc., 0.81%, due 4/3/17, proceeds $303,870; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $309,926 including accrued interest)	$303,849
1,000,000	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc., 0.81%, due 4/3/17, proceeds $1,000,068; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,303,849)		1,303,849
Total Investments: 101.8% (Cost: $84,680,219)		78,082,384
Liabilities in excess of other assets: (1.8)%		(1,349,124)
NET ASSETS: 100.0%		$76,733,260

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,261,366.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	59.4%	$45,596,101
Consumer Staples	30.5	23,410,999
Health Care	10.1	7,771,435
	100.0%	$76,778,535

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$76,778,535	$—	$—	$76,778,535
Repurchase Agreements	—	1,303,849	—	1,303,849
Total	$76,778,535	$1,303,849	$—	$78,082,384

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Financial Statements

20

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 1.6%
725,654	Marvell Technology Group Ltd. (USD)	$11,073,480
Netherlands: 9.1%
257,622	ASML Holding NV (USD)	34,212,202
299,516	NXP Semiconductors NV (USD) *	30,999,906
		65,212,108
Taiwan: 12.2%
2,662,122	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	87,424,086
United States: 77.1%
1,345,000	Advanced Micro Devices, Inc. * †	19,569,750
372,678	Analog Devices, Inc.	30,540,962
929,463	Applied Materials, Inc.	36,156,111
157,365	Broadcom Ltd.	34,456,640
351,412	Cadence Design Systems, Inc. *	11,034,337
99,753	Cavium, Inc. *	7,148,300
2,259,609	Intel Corp.	81,504,097
223,903	KLA-Tencor Corp.	21,286,458
239,488	Lam Research Corp.	30,740,680
392,021	Maxim Integrated Products, Inc.	17,625,264
313,752	Microchip Technology, Inc.	23,148,623
1,225,770	Micron Technology, Inc. *	35,424,753
162,319	Microsemi Corp. *	8,364,298
350,702	NVIDIA Corp.	38,201,969
643,579	ON Semiconductor Corp. *	9,969,039
148,791	Qorvo, Inc. *	10,201,111
758,192	Qualcomm, Inc.	43,474,729
279,751	Skyworks Solutions, Inc.	27,410,003
294,573	Teradyne, Inc.	9,161,220
435,677	Texas Instruments, Inc.	35,098,139
355,662	Xilinx, Inc.	20,589,273
		551,105,756
Total Common Stocks (Cost: $717,211,843)		714,815,430
MONEY MARKET FUND: 0.0% (Cost: $246,004)
246,004	Dreyfus Government Cash Management Fund	246,004
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $717,457,847)		715,061,434
Principal
Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2%
Repurchase Agreements: 2.2%
$3,724,474	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc., 0.81%, due 4/3/17, proceeds $3,724,725; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, 4/1/17 to 6/1/52, valued at $3,798,963 including accrued interest)	$3,724,474
3,724,474	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $3,724,729; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $3,798,964 including accrued interest)	3,724,474
783,764	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $783,814; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $799,440 including accrued interest)	783,764
3,724,474	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $3,724,732; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $3,798,963 including accrued interest)	3,724,474
3,724,474	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc., 0.81%, due 4/3/17, proceeds $3,724,725; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $3,798,964 including accrued interest)	3,724,474
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $15,681,660)		15,681,660
Total Investments: 102.2% (Cost: $733,139,507)		730,743,094
Liabilities in excess of other assets: (2.2)%		(15,711,901)
NET ASSETS: 100.0%		$715,031,193

See Notes to Financial Statements

21

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,896,588.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Information Technology	16.1%	$114,679,415
Semiconductor Equipment	18.4	131,556,671
Semiconductors	65.5	468,579,344
Money Market Fund	0.0	246,004
	100.0%	$715,061,434

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$714,815,430	$—	$—	$714,815,430
Money Market Fund	246,004	—	—	246,004
Repurchase Agreements	—	15,681,660	—	15,681,660
Total	$715,061,434	$15,681,660	$—	$730,743,094

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Financial Statements

22

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VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2017 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Generic Drugs ETF
Assets:
Investments, at value (1) (2)	$679,132,489	$19,448,202	$20,763,394	$4,952,745
Short-term investments held as collateral for securities loaned (3)	33,907,816	713,132	15,995	92,280
Cash	—	—	—	—
Cash denominated in foreign currency, at value (4)	—	—	—	4,476
Receivables:
Investment securities sold	—	2,134,143	17,630	1,723
Shares sold	35	—	—	—
Due from Adviser	—	—	—	3,946
Dividends and interest	12,059	25,536	78,177	3,981
Prepaid expenses	8,143	2,741	2,769	16
Total assets	713,060,542	22,323,754	20,877,965	5,059,167

Liabilities:
Payables:
Investment securities purchased	—	873,315	17,615	438,943
Collateral for securities loaned	33,907,816	713,132	15,995	92,280
Line of credit	—	1,243,694	—	—
Shares redeemed	—	—	—	—
Due to Adviser	189,256	2,993	3,037	—
Due to custodian	—	—	23,876	—
Deferred Trustee fees	33,042	2,326	5,894	6
Accrued expenses	80,979	49,506	51,749	47,363
Total liabilities	34,211,093	2,884,966	118,166	578,592
NET ASSETS	$678,849,449	$19,438,788	$20,759,799	$4,480,575
Shares outstanding	5,696,503	250,000	550,000	200,000
Net asset value, redemption and offering price per share	$119.17	$77.76	$37.75	$22.40

Net assets consist of:
Aggregate paid in capital	$746,452,720	$28,390,787	$28,693,992	$4,616,732
Net unrealized appreciation (depreciation)	(57,034,533)	2,997,469	(1,659,133)	(125,487)
Undistributed (accumulated) net investment income (loss)	1,153,538	68,970	239,831	(9,275)
Accumulated net realized gain (loss)	(11,722,276)	(12,018,438)	(6,514,891)	(1,395)
	$678,849,449	$19,438,788	$20,759,799	$4,480,575
(1) Value of securities on loan	$33,186,847	$696,696	$15,300	$89,319
(2) Cost of investments	$736,167,022	$16,450,733	$22,423,457	$5,078,280
(3) Cost of short-term investments held as collateral for securities loaned	$33,907,816	$713,132	$15,995	$92,280
(4) Cost of cash denominated in foreign currency	$—	$—	$—	$4,442

See Notes to Financial Statements

24

Pharmaceutical ETF	Retail ETF	Semiconductor ETF

$331,655,984	$76,778,535	$715,061,434
31,748,325	1,303,849	15,681,660
73,719	—	132,728
—	—	—

—	—	—
755	—	2,894
—	—	—
1,561,506	74,365	43,650
5,484	3,873	4,981
365,045,773	78,160,622	730,927,347

—	—	—
31,748,325	1,303,849	15,681,660
—	70,324	—
471	—	1,224
89,174	11,842	159,693
—	213	—
20,186	4,601	23,220
52,950	36,533	30,357
31,911,106	1,427,362	15,896,154
$333,134,667	$76,733,260	$715,031,193
6,038,138	971,531	8,970,937
$55.17	$78.98	$79.71

$403,820,936	$87,174,776	$621,694,539
(69,309,681)	(6,597,837)	(2,396,412)
2,813,875	235,308	1,700,769
(4,190,463)	(4,078,987)	94,032,297
$333,134,667	$76,733,260	$715,031,193
$30,837,658	$1,261,366	$15,896,588
$400,965,663	$83,376,370	$717,457,847
$31,748,325	$1,303,849	$15,681,660
$—	$—	$—

See Notes to Financial Statements

25

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (unaudited)

	Biotech ETF	Environmental Services ETF	Gaming ETF	Generic Drugs ETF

Income:
Dividends	$2,810,759	$132,363	$375,385	$14,573
Securities lending income	49,778	1,799	1,652	3,723
Foreign taxes withheld	(24,484)	(1,300)	(9,318)	(1,735)
Total income	2,836,053	132,862	367,719	16,561

Expenses:
Management fees	1,069,701	46,330	48,678	10,901
Professional fees	55,016	27,851	25,389	21,351
Insurance	3,236	109	111	15
Trustees’ fees and expenses	6,972	541	612	65
Reports to shareholders	28,227	5,219	6,917	8,119
Indicative optimized portfolio value fee	2,079	—	3,979	1,618
Custodian fees	12,079	988	6,227	3,487
Registration fees	2,450	2,379	2,453	2,346
Transfer agent fees	1,144	1,144	1,143	1,106
Fund accounting fees	21,013	511	2,577	3,493
Interest	2,074	102	682	701
Other	12,645	2,113	1,721	1,367
Total expenses	1,216,636	87,287	100,489	54,569
Waiver of management fees	(144,893)	(36,223)	(36,524)	(10,901)
Expenses assumed by the Adviser	—	—	—	(30,974)
Net expenses	1,071,743	51,064	63,965	12,694
Net investment income	1,764,310	81,798	303,754	3,867

Net realized gain (loss) on:
Investments	(5,394,611)	(32,884)	(651,666)	(156,344)
In-kind redemptions	2,545,791	988,384	—	190,931
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(8,305)	5,498
Net realized gain (loss)	(2,848,820)	955,500	(659,971)	40,085

Net change in unrealized appreciation (depreciation) on:
Investments	23,707,380	1,147,457	1,823,128	(74,817)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(1,892)	(22)
Net change in unrealized appreciation (depreciation)	23,707,380	1,147,457	1,821,236	(74,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,622,870	$2,184,755	$1,465,019	$(30,887)

See Notes to Financial Statements

26

Pharmaceutical ETF	Retail ETF	Semiconductor ETF

$4,241,133	$723,911	$4,491,867
18,735	2,116	10,881
(248,932)	—	—
4,010,936	726,027	4,502,748

475,884	163,595	1,015,183
36,814	32,948	39,565
1,663	826	2,266
3,830	2,137	5,102
12,621	12,769	14,556
2,088	2,093	2,089
5,553	3,174	4,461
2,421	2,500	2,911
1,143	1,181	1,144
10,890	5,171	6,840
3,600	522	9,283
4,153	3,241	4,169
560,660	230,157	1,107,569
(81,171)	(66,048)	(83,158)
—	—	—
479,489	164,109	1,024,411
3,531,447	561,918	3,478,337

(2,796,949)	(417,950)	(40,556)
4,709,068	(1,854,816)	96,692,126

—	—	—
1,912,119	(2,272,766)	96,651,570
(7,188,813)	3,623,420	(5,303,342)
—	—	—
(7,188,813)	3,623,420	(5,303,342)
$(1,745,247)	$1,912,572	$94,826,565

See Notes to Financial Statements

27

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Biotech ETF		Environmental Services ETF

	For the Year Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended March 31, 2017	For the Year Ended September 30, 2016
	(unaudited)		(unaudited)

Operations:
Net investment income	$1,764,310	$1,702,727	$81,798	$157,460
Net realized gain (loss)	(2,848,820)	8,194,712	955,500	1,075,833
Net change in unrealized appreciation (depreciation)	23,707,380	(11,399,323)	1,147,457	1,814,655
Net increase (decrease) in net assets resulting from operations	22,622,870	(1,501,884)	2,184,755	3,047,948

Dividends to shareholders:
Dividends from net investment income	(1,715,607)	(1,869,172)	(132,750)	(170,000)

Share transactions:**
Proceeds from sale of shares	134,937,615	141,425,835	3,831,698	3,356,139
Cost of shares redeemed	(75,909,766)	(191,118,834)	(3,865,394)	(3,406,498)
Increase (Decrease) in net assets resulting from share transactions	59,027,849	(49,692,999)	(33,696)	(50,359)
Total increase (decrease) in net assets	79,935,112	(53,064,055)	2,018,309	2,827,589
Net Assets, beginning of period	598,914,337	651,978,392	17,420,479	14,592,890
Net Assets, end of period†	$678,849,449	$598,914,337	$19,438,788	$17,420,479
† Including undistributed (accumulated) net investment income (loss)	$1,153,538	$1,104,835	$68,970	$119,922

** Shares of Common Stock Issued (no par value)
Shares sold	1,200,000	1,250,000	50,000	50,000
Shares redeemed	(700,000)	(1,750,000)	(50,000)	(50,000)
Net increase (decrease)	500,000	(500,000)	—	—

* Commencement of operations

See Notes to Financial Statements

28

Gaming ETF		Generic Drugs ETF		Pharmaceutical ETF
For the Year Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended March 31, 2017	For the Period January 12, 2016* through September 30, 2016	For the Year Ended March 31, 2017	For the Year Ended September 30, 2016
(unaudited)		(unaudited)		(unaudited)

$303,754	$588,473	$3,867	$6,737	$3,531,447	$5,886,451
(659,971)	(3,609,513)	40,085	(41,959)	1,912,119	(8,539,825)
1,821,236	7,968,522	(74,839)	(50,648)	(7,188,813)	(22,231,883)
1,465,019	4,947,482	(30,887)	(85,870)	(1,745,247)	(24,885,257)

(586,300)	(909,300)	(19,400)	—	(1,590,173)	(6,437,588)

—	—	4,333,287	2,521,970	642,682,025	335,719,958
—	(8,016,264)	(2,238,525)	—	(538,150,149)	(386,756,125)

—	(8,016,264)	2,094,762	2,521,970	104,531,876	(51,036,167)
878,719	(3,978,082)	2,044,475	2,436,100	101,196,456	(82,359,012)
19,881,080	23,859,162	2,436,100	—	231,938,211	314,297,223
$20,759,799	$19,881,080	$4,480,575	$2,436,100	$333,134,667	$231,938,211
$239,831	$522,377	$(9,275)	$6,258	$2,813,875	$872,601

—	—	200,000	100,000	11,950,000	5,400,000
—	(250,000)	(100,000)	—	(9,950,000)	(6,350,000)
—	(250,000)	100,000	100,000	2,000,000	(950,000)

See Notes to Financial Statements

29

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Retail ETF		Semiconductor ETF
	For the Year Ended March 31, 2017	For the Year Ended September 30, 2016	For the Year Ended March 31, 2017	For the Year Ended September 30, 2016
	(unaudited)		(unaudited)

Operations:
Net investment income	$561,918	$1,825,711	$3,478,337	$4,266,314
Net realized gain (loss)	(2,272,766)	11,123,462	96,651,570	89,252,283
Net increase from payment from Adviser (See Note 3)	—	—	—	340,000
Net change in unrealized appreciation (depreciation)	3,623,420	(2,141,071)	(5,303,342)	21,502,117
Net increase in net assets resulting from operations	1,912,572	10,808,102	94,826,565	115,360,714

Dividends to shareholders:
Dividends from net investment income	(1,772,514)	(3,353,072)	(4,764,060)	(5,557,739)

Share transactions:**
Proceeds from sale of shares	11,673,485	107,980,044	4,262,623,850	6,483,334,545
Cost of shares redeemed	(53,786,671)	(200,637,218)	(4,214,785,402)	(6,206,930,426)
Increase (Decrease) in net assets resulting from share transactions	(42,113,186)	(92,657,174)	47,838,448	276,404,119
Total increase (decrease) in net assets	(41,973,128)	(85,202,144)	137,900,953	386,207,094
Net Assets, beginning of period	118,706,388	203,908,532	577,130,240	190,923,146
Net Assets, end of period†	$76,733,260	$118,706,388	$715,031,193	$577,130,240
† Including undistributed net investment income	$235,308	$1,445,904	$1,700,769	$2,986,492

** Shares of Common Stock Issued (no par value)
Shares sold	150,000	1,400,000	59,450,000	114,550,000
Shares redeemed	(700,000)	(2,650,000)	(58,800,000)	(110,050,000)
Net increase (decrease)	(550,000)	(1,250,000)	650,000	4,500,000

See Notes to Financial Statements

30

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF #
	For the						For the Period
	Six Months						December 20,
	Ended						2011 (a) through
	March 31,		For the Year Ended September 30,				September 30,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$115.25		$114.45	$105.84	$82.74	$54.07	$35.28
Income from investment operations:
Net investment income (loss)	0.32		0.33	0.24	(0.03)	0.01	0.01
Net realized and unrealized gain on investments	3.93		0.81	8.37	23.13	28.85	18.78
Total from investment operations	4.25		1.14	8.61	23.10	28.86	18.79
Less:
Dividends from net investment income		(0.33)	(0.34)	—	— (f)	(0.02)	—
Distributions from net realized capital gains	—		—	—	—	(0.17)	—
Total dividends and distributions		(0.33)	(0.34)	—	—	(0.19)	—
Net asset value, end of period	$119.17		$115.25	$114.45	$105.84	$82.74	$54.07
Total return (b)	3.71	%(c)	0.97%	8.13%	27.92%	53.55%	53.26	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$678,849		$598,914	$651,978	$539,423	$434,089	$132,278
Ratio of gross expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.41%	0.41%	0.44	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net investment income (loss) to average net assets	0.58	%(d)	0.29%	0.18%	(0.03)%	0.01%	0.03	%(d)
Portfolio turnover rate (e)	13	%(c)	41%	12%	11%	0%	12	%(c)
	Environmental Services ETF
	For the						For the Period
	Six Months						January 1,
	Ended						2011 (a) through
	March 31,		For the Year Ended September 30,				September 30,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$69.68		$58.37	$64.57	$62.43	$49.65	$46.61
Income from investment operations:
Net investment income	0.33		0.63	0.73	1.00	0.91	0.50
Net realized and unrealized gain (loss) on investments	8.28		11.36	(5.88)	1.89	12.66	2.54
Total from investment operations	8.61		11.99	(5.15)	2.89	13.57	3.04
Less:
Dividends from net investment income		(0.53)	(0.68)	(1.05)	(0.75)	(0.79)	—
Net asset value, end of period	$77.76		$69.68	$58.37	$64.57	$62.43	$49.65
Total return (b)	12.37	%(c)	20.75%	(8.18)%	4.62%	27.67%	6.52	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$19,439		$17,420	$14,593	$16,142	$18,729	$19,860
Ratio of gross expenses to average net assets	0.94	%(d)	0.93%	1.15%	0.92%	1.01%	1.01	%(d)
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55	%(d)
Ratio of net investment income to average net assets	0.88	%(d)	1.00%	1.15%	1.32%	1.60%	1.23	%(d)
Portfolio turnover rate (e)	13	%(c)	40%	19%	13%	5%	4	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share
#	On February 14, 2012, the Fund effected a 3 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

31

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gaming ETF
	For the						For the Period
	Six Months						January 1,
	Ended						2012 through
	March 31,		For the Year Ended September 30,				September 30,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$36.15		$29.82	$43.38	$47.49	$34.22	$30.23
Income from investment operations:
Net investment income	0.55		0.94 (f)	1.12 (f)	1.76	1.10	0.80
Net realized and unrealized gain (loss) on investments	2.12		6.69	(12.80)	(5.35)	13.55	3.19
Total from investment operations	2.67		7.63	(11.68)	(3.59)	14.65	3.99
Less:
Dividends from net investment income		(1.07)	(1.30)	(1.88)	(0.52)	(1.38)	—
Net asset value, end of period	$37.75		$36.15	$29.82	$43.38	$47.49	$34.22
Total return (b)	7.71	%(c)	26.23%	(27.91)%	(7.76)%	44.14%	13.20	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$20,760		$19,881	$23,859	$43,384	$56,982	$59,894
Ratio of gross expenses to average net assets	1.03	%(d)	0.93%	1.00%	0.73%	0.83%	0.78	%(d)
Ratio of net expenses to average net assets	0.66	%(d)	0.67%	0.66%	0.65%	0.65%	0.66	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65	%(d)
Ratio of net investment income to average net assets	3.12	%(d)	2.88%	2.92%	2.73%	2.73%	2.29	%(d)
Portfolio turnover rate (e)	9	%(c)	29%	27%	35%	16%	18	%(c)
	Generic Drugs ETF
			For the Period
	For the Six		January 12,
	Months		2016 (a)
	Ended		through
	March 31,		September 30,
	2017		2016
	(unaudited)
Net asset value, beginning of period	$24.36		$25.21
Income from investment operations:
Net investment income (loss)	0.02	(f)	0.07
Net realized and unrealized loss on investments		(1.88)		(0.92)
Total from investment operations		(1.86)		(0.85)
Less:
Dividends from net investment income		(0.10)	—
Net asset value, end of period	$22.40		$24.36
Total return (b)	(7.62	)%(c)	(3.37	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,481		$2,436
Ratio of gross expenses to average net assets	2.50	%(d)	5.70	%(d)
Ratio of net expenses to average net assets	0.58	%(d)	0.55	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55	%(d)
Ratio of net investment income to average net assets	0.18	%(d)	0.39	%(d)
Portfolio turnover rate (e)	48	%(c)	47	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Calculated based upon average shares outstanding

See Notes to Financial Statements

32

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF #
	For the						For the Period
	Six Months						December 20,
	Ended						2011 (a) through
	March 31,		For the Year Ended September 30,				September 30,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$57.44		$63.01	$63.54	$47.89	$41.03	$35.96
Income from investment operations:
Net investment income	0.61		1.24 (b)	1.31	1.02	1.08	1.12
Net realized and unrealized gain (loss) on investments		(2.52)	(5.41)	(0.62)	15.66	7.78	3.95
Total from investment operations		(1.91)	(4.17)	0.69	16.68	8.86	5.07
Less:
Dividends from net investment income		(0.36)	(1.40)	(1.22)	(1.03)	(2.00)	—
Net asset value, end of period	$55.17		$57.44	$63.01	$63.54	$47.89	$41.03
Total return (c)	(3.33	)%(d)	(6.72)%	0.96%	35.19%	22.44%	14.10	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$333,135		$231,938	$314,297	$405,888	$241,267	$173,897
Ratio of gross expenses to average net assets	0.41	%(e)	0.41%	0.41%	0.42%	0.43%	0.41	%(e)
Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.36%	0.35%	0.35%	0.35	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35	%(e)
Ratio of net investment income to average net assets	2.59	%(e)	2.04%	1.78%	1.85%	2.30%	2.74	%(e)
Portfolio turnover rate (f)	25	%(d)	25%	12%	14%	3%	1	%(d)
	Retail ETF *
	For the						For the Period
	Six Months						December 20,
	Ended						2011 (a) through
	March 31,		For the Year Ended September 30,				September 30,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$78.02		$73.57	$62.27	$55.34	$44.88	$37.32
Income from investment operations:
Net investment income	0.69		0.93 (b)	1.12 (b)	0.60	0.27	0.95
Net realized and unrealized gain on investments	1.66		5.27	10.47	6.94	11.04	6.63
Total from investment operations	2.35		6.20	11.59	7.54	11.31	7.58
Less:
Dividends from net investment income		(1.39)	(1.75)	(0.29)	(0.61)	(0.85)		(0.02)
Net asset value, end of period	$78.98		$78.02	$73.57	$62.27	$55.34	$44.88
Total return (c)	3.07	%(d)	8.42%	18.63%	13.65%	25.69%	20.32	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$76,733		$118,706	$203,909	$66,724	$42,696	$21,163
Ratio of gross expenses to average net assets	0.49	%(e)	0.43%	0.42%	0.63%	0.69%	0.55	%(e)
Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35	%(e)
Ratio of net investment income to average net assets	1.21	%(e)	1.22%	1.49%	1.23%	1.84%	1.40	%(e)
Portfolio turnover rate (f)	5	%(d)	9%	5%	3%	3%	2	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On February 14, 2012, the Fund effected a 2 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.
*	On February 14, 2012, the Fund effected a 3 for 1 share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

33

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF
	For the							For the Period
	Six Months							December 20,
	Ended							2011 (a) through
	March 31,		For the Year Ended September 30,					September 30,
	2017		2016		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$69.36		$49.97		$51.10	$39.88	$31.66	$29.95
Income from investment operations:
Net investment income	0.41		0.82	(b)	1.08 (b)	0.62	0.72	0.56
Net realized and unrealized gain (loss) on investments	10.52		19.67		(1.58)	11.26	8.20	1.15
Payment from Adviser	—		0.04	(g)	—	—	—	—
Total from investment operations	10.93		20.53		(0.50)	11.88	8.92	1.71
Less:
Dividends from net investment income		(0.58)	(1.14)		(0.63)	(0.66)	(0.70)	—
Net asset value, end of period	$79.71		$69.36		$49.97	$51.10	$39.88	$31.66
Total return (c)	15.83	%(d)	41.73	%(g)	(1.09)%	30.13%	28.70%	5.71	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$715,031		$577,130		$190,923	$414,959	$262,017	$282,397
Ratio of gross expenses to average net assets	0.38	%(e)	0.41%		0.41%	0.41%	0.43%	0.40	%(e)
Ratio of net expenses to average net assets	0.35	%(e)	0.36%		0.35%	0.35%	0.35%	0.35	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(e)	0.35%		0.35%	0.35%	0.35%	0.35	%(e)
Ratio of net investment income to average net assets	1.20	%(e)	1.45%		2.01%	1.68%	1.81%	1.87	%(e)
Portfolio turnover rate (f)	13	%(d)	53%		18%	9%	4%	2	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	For the year ended September 30, 2016, 0.06% of total return, representing $0.04 per share, consisted of a payment by the Adviser (See Note 3).

See Notes to Financial Statements

34

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2017, offers fifty-nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Biotech ETF, Environmental Services ETF, Gaming ETF, Generic Drugs ETF, Pharmaceutical ETF, Retail ETF and Semiconductor ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by Indxx LLC, NYSE Euronext or MV Index Solutions GmbH (“MVIS”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Biotech ETF	December 20, 2011	MVISTM US Listed Biotech 25 Index*
Environmental Services ETF**	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF**	January 22, 2008	MVISTM Global Gaming Index*
Generic Drugs ETF	January 12, 2016	Indxx Global Generics & New Pharma Index
Pharmaceutical ETF	December 20, 2011	MVISTM US Listed Pharmaceutical 25 Index*
Retail ETF	December 20, 2011	MVISTM US Listed Retail 25 Index*
Semiconductor ETF	December 20, 2011	MVISTM US Listed Semiconductor 25 Index*

*	Published by MV Index Solutions GmbH
**	Effective January 1, 2012, the Fund changed its fiscal year end from December 31 to September 30.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers,
35

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income on Pharmaceutical ETF, which are declared and paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
36

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2017 are reflected in the Schedules of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2017.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2017 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least February 1, 2018, to voluntarily waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

37

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations, management fee rates and the amounts waived/assumed by the Adviser for the period ended March 31, 2017, are as follows:

Fund	Expense Limitations	Management Fee Rates	Waiver of Management Fees	Expenses Assumed by the Adviser
Biotech ETF	0.35%	0.35%	$144,893	$—
Environmental Services ETF	0.55	0.50	36,223	—
Gaming ETF	0.65	0.50	36,524	—
Generic Drugs ETF	0.55	0.50	10,901	30,974
Pharmaceutical ETF	0.35	0.35	81,171	—
Retail ETF	0.35	0.35	66,048	—
Semiconductor ETF	0.35	0.35	83,158	—

During the year ended September 30, 2016, the Adviser voluntarily reimbursed the Semiconductor ETF $340,000 for transactional losses. This reimbursement is reflected in the Statements of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Biotech ETF	$81,001,445	$80,035,302
Environmental Services ETF	2,333,169	3,728,939
Gaming ETF	1,758,213	2,031,746
Generic Drugs ETF	2,648,328	2,002,695
Pharmaceutical ETF	68,553,862	67,915,698
Retail ETF	4,840,947	6,116,972
Semiconductor ETF	74,965,947	77,051,886

Note 5—Income Taxes—As of March 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$771,078,061	$26,485,248	$(84,523,004)	$(58,037,756)
Environmental Services ETF	17,168,798	3,114,615	(122,079)	2,992,536
Gaming ETF	23,070,309	2,338,494	(4,629,414)	(2,290,920)
Generic Drugs ETF	5,183,585	208,669	(347,229)	(138,560)
Pharmaceutical ETF	432,717,022	1,264,891	(70,577,604)	(69,312,713)
Retail ETF	84,680,219	4,581,554	(11,179,389)	(6,597,835)
Semiconductor ETF	733,021,988	9,095,082	(11,373,976)	(2,278,894)

The tax character of dividends paid to shareholders during the year ended September 30, 2016 was as follows:

Fund	Ordinary Income
Biotech ETF	$1,869,172
Environmental Services ETF	170,000
Gaming ETF	909,300
Pharmaceutical ETF	6,437,588
Retail ETF	3,353,072
Semiconductor ETF	5,557,739
38

Generic Drugs ETF commenced operations on January 12, 2016, and had no distributions during the period ended September 30, 2016.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2016, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective- No Expiration Short-Term Capital	Post-Effective- No Expiration Long-Term	Amount Expiring in the Year Ended September 30,
Fund	Losses	Capital Losses	2019	2018	2017
Biotech ETF	$(3,420,900)	$(4,449,333)	$—	$—	$—
Environmental Services ETF	(500,578)	(5,517,148)	—	(479,375)	(6,445,705)
Gaming ETF	(2,330,058)	(2,866,697)	—	—	—
Generic Drugs ETF	(41,480)	—	—	—	—
Pharmaceutical ETF	(4,002,830)	(2,096,718)	—	—	—
Retail ETF	(1,353,462)	(452,759)	—	—	—
Semiconductor ETF	(2,182,178)	(425,994)	—	—	—

During the year ended September 30, 2016, Environmental Services ETF had $2,110,133 of its accumulated capital loss carryforwards expire.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2017, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2017, there was an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation units, consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2017, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Biotech ETF	$134,940,761	$75,906,535
Environmental Services ETF	3,829,336	2,537,175
Gaming ETF	—	—
Generic Drugs ETF	3,094,928	1,661,594
Pharmaceutical ETF	642,575,349	537,874,332
Retail ETF	11,671,901	53,779,474
Semiconductor ETF	4,262,564,657	4,214,492,327

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Fund’s index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory

39

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

occurrences affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

In 2016, the United Kingdom decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2017 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan pledged as of March 31, 2017:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Biotech ETF	$33,907,816
Environmental Services ETF	713,132
Gaming ETF	15,995
Generic Drugs ETF	92,280
Pharmaceutical ETF	31,748,325
Retail ETF	1,303,849
Semiconductor ETF	15,681,660

*	Remaining contractual maturity of the agreements: overnight and continuous
40

Note 10—Share Split—On January 27, 2012, the Board of Trustees of the VanEck Vectors ETF Trust approved a split of the shares for Biotech ETF, Pharmaceutical ETF, and Retail ETF. The share splits took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Each Fund’s shares began trading on a split-adjusted basis on February 14, 2012. Biotech ETF and Retail ETF split its shares three-for-one. Pharmaceutical ETF split its shares two-for-one.

Note 11—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2017, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of March 31, 2017
Biotech ETF	40	$994,331	1.96%	$—
Environmental Services ETF	1	1,243,694	2.31	1,243,694
Gaming ETF	60	140,915	1.80	—
Generic Drugs ETF	4	380,933	2.31	—
Pharmaceutical ETF	79	614,146	1.97	—
Retail ETF	85	108,834	1.88	70,324
Semiconductor ETF	113	699,706	1.90	—

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2017, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statement of Operations.

Note 13—Recent Accounting Pronouncements and Regulatory Requirements—The Funds adopted Accounting Standards Update No. 2014-15 (“ASU 2014-15”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess the Funds’ ability to continue as a going concern and to provide related disclosures in certain circumstances. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. Based on management’s evaluation, there are no conditions or events that could adversely affect the Funds’ ability to meet their obligations within one year after the date the financial statements are issued. Accordingly, no disclosures are required specific to going concern uncertainties in the Funds’ financial statements.

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Note 14—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividend from net investment income was declared and paid subsequent to March 31, 2017:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Pharmaceutical ETF	4/3/17	4/5/17	4/7/17	$0.4651
41

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INDUSSAR

SEMI-ANNUAL REPORT March 31, 2017 (unaudited)

VANECK VECTORS®

Global Spin-Off ETF	SPUN®

Morningstar International Moat ETF	MOTI®

Morningstar Wide Moat ETF	MOAT®

800.826.2333 vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of March 31, 2017, and are subject to change.

VANECK VECTORS ETFs

March 31, 2017 (unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the three strategic equity exchange-traded funds (ETFs) of the VanEck Vectors® ETF Trust for the six-month period ended March 31, 2017.

Moativated Investing

VanEck Vectors Morningstar Wide Moat ETF (NYSE Arca: MOAT) and VanEck Vectors Morningstar International Moat ETF (NYSE Arca: MOTI) outperformed their benchmarks over the past six months by investing in companies identified by Morningstar as having sustainable competitive advantages and trading at attractive valuations.

MOAT’s total net assets passed the US$1 billion mark in the first quarter of 2017. Since its launch (the fund celebrates its fifth birthday on April 24), MOAT has established a solid performance track record. Over the last six months, the Fund returned 11.66% based on net asset value, outperforming the S&P 500® Index1 by 1.54%.

MOTI, which invests solely outside the U.S., has also established a solid performance track record since inception and, in the most recent six-month period, returned 10.82% based on net asset value, outperforming the MSCI All Country World Index ex-USA (MSCI ACWI ex-USA)2 by 4.31%.

VanEck Vectors Moat ETFs Outperformed Broad Market

As of March 31, 2017

Source: Morningstar, FactSet. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Index performance is not illustrative of fund performance. Investors cannot invest directly in an Index.

Please stay in touch with us through our website (vaneck.com) on which we offer videos, email subscriptions, blogs, and educational literature. Our Moat Investing blog and email subscription may be of particular interest to you. Should you have any questions, please contact us at 800.826.2333 or visit vaneck.com.

1

VANECK VECTORS ETFs

(unaudited)

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six month period ending March 31, 2017. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

April 18, 2017

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in a fund. An index’s performance is not illustrative of a fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

1	S&P 500® Index consists of 500 widely held common stocks covering the leading industries in the U.S. economy.

2	The MSCI ACWI ex USA Index captures large- and mid-cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries. With 1,853 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.
2

Management Discussion (unaudited)

All three VanEck Vectors Strategic Equity ETFs posted positive returns for the six-month period under review.

Source: VanEck. Returns based on NAV. The performance data quoted represent past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Global Spin-Off

VanEck Vectors Global Spin-Off ETF (NYSE Arca: SPUN) returned 7.93%. During this six-month period, U.S. companies were by far the largest contributors to the Fund’s total returns. The three sectors contributing the most to performance were materials, information technology, and consumer discretionary. The healthcare and telecommunication services sectors were the only negative contributors to the Fund’s performance. Spin-off companies in Ireland were the largest detractors from performance.

Morningstar International Moat

For the six-month period, VanEck Vectors Morningstar International Moat ETF (NYSE Arca: MOTI) returned 10.82%. The primary driver of the Fund’s performance was the financials sector. Companies in the consumer discretionary sector also contributed solid positive performance. Only two sectors detracted from performance: consumer staples and telecommunication services. Of these two, consumer staples detracted the most, but still only minimally.

Morningstar Wide Moat

VanEck Vectors Morningstar Wide Moat ETF (NYSE Arca: MOAT) returned 11.66% for the six-month period. The primary driver of performance was the Fund’s exposures to the consumer discretionary sector — in particular, Twenty-First Century Fox, Inc. (2.7% of Fund net assets†). However, stocks in both the financials and industrials sectors — especially CSX Corporation (not held by Fund at period end) — also performed strongly. The materials sector contributed the least to the Fund’s performance.

†	All Fund assets referenced are Total Net Assets as of March 31, 2017.
3

VANECK VECTORS ETFs

PERFORMANCE COMPARISON

March 31, 2017 (unaudited)

VANECK VECTORS GLOBAL SPIN-OFF ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	GSPIN[1]	Share Price	NAV	GSPIN[1]
Six Months	8.95%	7.93%	8.15%	8.95%	7.93%	8.15%
One Year	26.02%	25.92%	26.54%	26.02%	25.92%	26.54%
Life*	7.80%	7.59%	8.12%	14.57%	14.16%	15.19%

*	Commencement of Fund: 6/9/15; First Day of Secondary Market Trading: 6/10/15.

[1]	Horizon Kinetics Global Spin-Off Index (GSPIN) is a rules-based, equal-weighted index intended to track the performance of listed, publicly held spin-offs that are domiciled and trade in the U.S. or developed markets of Western Europe and Asia.

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MGEUMFUN[1]	Share Price	NAV	MGEUMFUN[1]
Six Months	11.88%	10.82%	11.49%	11.88%	10.82%	11.49%
One Year	15.25%	13.92%	14.47%	15.25%	13.92%	14.47%
Life*	3.51%	2.86%	3.75%	6.10%	4.97%	6.53%

*	Commencement of Fund: 7/13/15; First Day of Secondary Market Trading: 7/14/15.

[1]	Morningstar® Global ex-US Moat Focus IndexSM (MGEUMFUN) is a rules-based, equal-weighted index intended to offer exposure to companies that Morningstar, Inc. determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide and narrow moat companies”).

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

	Average Annual Total Returns			Cumulative Total Returns
	Share Price	NAV	MWMFTR[1]	Share Price	NAV	MWMFTR[1]
Six Months	11.47%	11.66%	11.91%	11.47%	11.66%	11.91%
One Year	23.47%	23.46%	24.08%	23.47%	23.46%	24.08%
Life*	14.82%	14.82%	15.40%	97.73%	97.79%	102.73%

*	Commencement of Fund: 4/24/12; First Day of Secondary Market Trading: 4/25/12.

[1]	Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index intended to offer exposure to companies that Morningstar, Inc. determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 5 for more information.

4

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Spin-Off Index is published by Horizon Kinetics, LLC (Horizon Kinetics). The ex-US Moat Focus Index and Wide Moat Focus Index are published by Morningstar. The Morningstar name and logo are registered trademarks of Morningstar. Morningstar Global ex-US Moat Focus IndexSM and Morningstar Wide Moat Focus IndexSM are service marks of Morningstar. Morningstar is a leading provider of independent investment research in North America, Europe, Australia, and Asia. Morningstar offers an extensive line of internet, software, and print-based products and services for individuals, financial advisors, and institutions. The ex-US Moat Focus Index and Wide Moat Focus Index are rooted in Morningstar’s proprietary research and are based on a transparent, rules-based methodology. Presently, Morningstar has developed and is maintaining a number of indexes in addition to the ex-US Moat Focus Index and Wide Moat Focus Index.

Horizon Kinetics and Morningstar are referred to herein as the “Index Providers”. The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

5

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2016 to March 31, 2017.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During the Period*
	Value	Value	Ratio	October 1, 2016-
	October 1, 2016	March 31, 2017	During Period	March 31, 2017
Global Spin-Off ETF
Actual	$1,000.00	$1,079.30	0.55%	$2.85
Hypothetical**	$1,000.00	$1,022.19	0.55%	$2.77
Morningstar International Moat ETF
Actual	$1,000.00	$1,108.20	0.56%	$2.94
Hypothetical**	$1,000.00	$1,022.14	0.56%	$2.82
Morningstar Wide Moat ETF
Actual	$1,000.00	$1,116.60	0.49%	$2.59
Hypothetical**	$1,000.00	$1,022.49	0.49%	$2.47
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2017) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
6

.VANECK VECTORS GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value

COMMON STOCKS: 83.0%
Australia: 2.1%
25,499	Orora Ltd. #	$57,565
27,168	South32 Ltd. #	57,188
		114,753
Cayman Islands: 1.1%
1,709	Theravance Biopharma, Inc. (USD) * †	62,925
China / Hong Kong: 2.9%
8,000	Cheung Kong Property Holdings Ltd. #	53,967
285,000	China Overseas Property Holdings Ltd. #	52,465
508,000	Global Brands Group Holding Ltd. * #	54,315
		160,747
Finland: 2.0%
7,103	Caverion Corp. * † #	56,093
3,525	Valmet OYJ #	54,860
		110,953
France: 1.0%
789	Groupe Fnac SA * #	57,058
Germany: 1.1%
922	OSRAM Licht AG #	57,969
Ireland: 3.3%
835	Adient Plc (USD)	60,679
761	Allegion Plc (USD)	57,608
1,101	Prothena Corp. Plc (USD) * †	61,425
		179,712
Italy: 1.1%
13,372	Italgas SpA *	58,810
Norway: 1.0%
9,023	Aker Solutions ASA * # Reg S	54,440
Singapore: 1.0%
46,200	Frasers Centrepoint Ltd. #	57,366
Sweden: 1.0%
3,719	Bonava AB * #	54,543
United Kingdom: 1.0%
14,168	Indivior Plc #	57,092
United States: 64.4%
868	AbbVie, Inc.	56,559
2,132	AdvanSix, Inc. *	58,246
1,711	Alcoa Corp.	58,858
1,321	Alexander and Baldwin, Inc.	58,811
3,092	Armstrong Flooring, Inc. *	56,955
1,540	Associated Capital Group, Inc.	55,671
1,129	Bioverativ, Inc. *	61,485
89	Cable One, Inc.	55,578
4,410	California Resources Corp. * †	66,326
875	CDK Global, Inc.	56,884
1,651	Chemours Co.	63,563
3,705	CommerceHub, Inc. *	57,353
3,564	Conduent, Inc. *	59,804
1,945	CSRA, Inc.	56,969
1,594	CSW Industrials, Inc. *	58,500
2,960	Donnelley Financial Solutions, Inc. *	57,098
1,018	Energizer Holdings, Inc.	56,754
2,038	Engility Holdings, Inc. *	58,980
2,055	Exterran Corp. *	64,630
2,550	Fiesta Restaurant Group, Inc. *	61,710
Number of Shares		Value

United States: (continued)
974	Fortive Corp.	$58,654
2,900	FTD Cos, Inc. *	58,406
6,992	Gannett Co., Inc. †	58,593
1,729	GCP Applied Technologies, Inc. *	56,452
1,510	Halyard Health, Inc. *	57,516
1,219	Herc Holdings, Inc. *	59,597
2,499	Hewlett Packard Enterprise Co.	59,226
1,976	Hilton Grand Vacations, Inc. *	56,632
1,006	Hyster-Yale Materials Handling, Inc.	56,728
939	Ingevity Corp. *	57,138
2,872	International Seaways, Inc. *	54,913
1,532	Keysight Technologies, Inc. *	55,366
1,288	KLX, Inc. *	57,574
3,029	Knowles Corp. * †	57,400
1,325	Lamb Weston Holdings, Inc.	55,730
2,937	Lands’ End, Inc. * †	62,999
678	Liberty Broadband Corp. *	57,691
2,325	LSC Communications, Inc.	58,497
1,106	Lumentum Holdings, Inc. *	59,005
290	Madison Square Garden Co. *	57,916
1,320	Mallinckrodt Plc *	58,832
808	Murphy USA, Inc. *	59,323
4,061	Navient Corp.	59,940
3,988	New Media Investment Group, Inc.	56,669
4,540	News Corp.	59,020
3,526	NOW, Inc. *	59,801
842	ONE Gas, Inc.	56,919
1,321	PayPal Holdings, Inc. *	56,829
726	Phillips 66	57,514
3,047	Pinnacle Entertainment, Inc. *	59,477
1,623	PJT Partners, Inc.	56,951
4,487	Rayonier Advanced Materials, Inc. †	60,350
654	Science Applications International Corp.	48,658
1,714	SPX Flow, Inc. *	59,493
2,960	Time, Inc.	57,276
3,166	TimkenSteel Corp. * †	59,869
1,247	TopBuild Corp. *	58,609
1,833	Varex Imaging Corp. *	61,589
1,903	Versum Materials, Inc. *	58,232
2,754	Vista Outdoor, Inc. *	56,705
2,962	Welbilt, Inc. * †	58,144
		3,556,967
Total Common Stocks (Cost: $4,157,255)		4,583,335
REAL ESTATE INVESTMENT TRUSTS: 17.0%
United States: 17.0%
4,019	Altisource Residential Corp.	61,290
2,259	Care Capital Properties, Inc.	60,699
3,595	CareTrust REIT, Inc.	60,468
4,407	Colony NorthStar, Inc.	56,894
1,690	Colony Starwood Homes	57,375
2,582	Four Corners Property Trust, Inc.	58,947
1,781	Gaming and Leisure Properties, Inc.	59,521
3,422	New Residential Investment Corp.	58,106
5,850	New Senior Investment Group, Inc.	59,670
4,891	NorthStar Realty Europe Corp.	56,687
2,171	Park Hotels and Resorts, Inc.	55,730
3,119	Quality Care Properties, Inc. *	58,824

See Notes to Financial Statements

7

VANECK VECTORS GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

United States: (continued)
2,222	Uniti Group, Inc. *	$57,439
2,179	Urban Edge Properties	57,308
7,079	Washington Prime Group, Inc.	61,517
3,437	Xenia Hotels and Resorts, Inc.	58,670
Total Real Estate Investment Trusts (Cost: $899,068)		939,145
MONEY MARKET FUND: 0.5% (Cost: $28,549)
28,549	Dreyfus Government Cash
	Management Fund	28,549
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $5,084,872)		5,551,029
Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.2% (Cost: $511,167)
Repurchase Agreement: 9.2%
$511,167	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $511,202; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $521,390 including accrued interest)	$511,167
Total Investments: 109.7% (Cost: $5,596,039)		6,062,196
Liabilities in excess of other assets: (9.7)%		(538,380)
NET ASSETS: 100.0%		$5,523,816

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $503,846.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $724,921 which represents 13.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	19.9%	$1,103,199
Consumer Staples	2.0	112,484
Energy	5.4	297,823
Financials	6.3	349,056
Health Care	8.6	477,423
Industrials	15.6	869,453
Information Technology	11.3	625,726
Materials	9.5	529,229
Real Estate	18.8	1,042,358
Utilities	2.1	115,729
Money Market Fund	0.5	28,549
	100.0%	$5,551,029

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$114,753	$—	$114,753
Cayman Islands	62,925	—	—	62,925
China / Hong Kong	—	160,747	—	160,747
Finland	—	110,953	—	110,953
France	—	57,058	—	57,058
Germany	—	57,969	—	57,969
Ireland	179,712	—	—	179,712
Italy	58,810	—	—	58,810
Norway	—	54,440	—	54,440
Singapore	—	57,366	—	57,366
Sweden	—	54,543	—	54,543
United Kingdom	—	57,092	—	57,092
United States	3,556,967	—	—	3,556,967
Real Estate Investment Trusts*	939,145	—	—	939,145
Money Market Fund	28,549	—	—	28,549
Repurchase Agreement	—	511,167	—	511,167
Total	$4,826,108	$1,236,088	$—	$6,062,196

*	See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $38,620. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

9

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.0%
Australia: 16.3%
105,620	AMP Ltd. #	$417,217
45,898	Carsales.com Ltd. #	390,869
88,558	Crown Ltd. #	797,687
5,138	CSL Ltd. #	491,202
163,909	DuluxGroup Ltd. #	816,268
149,962	Iluka Resources Ltd. #	871,609
62,739	IOOF Holdings Ltd. † #	408,203
40,774	QBE Insurance Group Ltd. #	400,809
15,305	Ramsay Health Care Ltd. #	815,785
24,537	Sonic Healthcare Ltd. #	413,915
213,786	Telstra Corp. Ltd. #	759,582
		6,583,146
Belgium: 1.9%
11,824	KBC Group NV #	785,868
Brazil: 1.0%
72,600	Ambev SA	417,085
Canada: 2.0%
115,455	Baytex Energy Corp. *	393,031
23,313	Potash Corp. of Saskatchewan, Inc.	397,159
		790,190
China / Hong Kong: 21.1%
802,000	Bank of China Ltd. #	398,820
72,500	Beijing Enterprises Holdings Ltd. #	375,250
116,000	Cheung Kong Property Holdings Ltd. #	782,516
496,000	China Construction Bank Corp. #	399,631
70,500	China Mobile Ltd. #	775,324
774,000	China Telecom Corp. Ltd. #	378,082
336,000	Dongfeng Motor Group Co. Ltd. #	377,697
162,000	ENN Energy Holdings Ltd. #	912,587
1,223,000	Industrial and Commercial Bank of China Ltd. #	800,268
209,863	MGM China Holdings Ltd. #	437,621
11,090	SINA Corp. (USD) *	799,811
55,000	Sun Hung Kai Properties Ltd. #	808,514
256,600	Swire Properties Ltd. #	822,396
15,300	Tencent Holdings Ltd. #	440,786
		8,509,303
Denmark: 1.1%
20,725	William Demant Holding AS * #	434,386
France: 7.0%
5,425	Airbus SE #	414,786
19,260	Bureau Veritas SA #	407,020
5,712	Danone SA #	389,560
24,900	Orange SA #	387,583
5,059	Safran SA #	378,546
9,238	Sanofi #	837,224
		2,814,719
Germany: 6.1%
3,532	Bayer AG #	407,983
4,322	Bayerische Motoren Werke AG #	395,364
9,282	GEA Group AG #	395,348
13,076	KION Group AG #	855,712
6,231	Symrise AG #	415,438
		2,469,845
Number of Shares		Value

India: 3.9%
24,811	Infosys Ltd. #	$391,148
10,729	Tata Consultancy Services Ltd. #	401,789
109,592	Tata Motors Ltd. #	786,015
		1,578,952
Japan: 10.0%
15,400	Kao Corp. #	844,956
29,300	KDDI Corp. #	769,922
8,600	Nidec Corp. #	820,602
18,300	Nippon Telegraph & Telephone Corp. #	781,684
42,400	Rakuten, Inc. #	425,637
9,646	Seven & i Holdings Co. Ltd. #	378,590
		4,021,391
Mexico: 3.2%
914,800	Cemex SAB de CV *	823,284
83,700	Grupo Aeroportuario del Centro Norte SAB de CV	450,538
		1,273,822
Netherlands: 1.0%
12,997	Koninklijke Philips NV #	418,595
New Zealand: 1.1%
63,334	Fisher & Paykel Healthcare Corp. Ltd. #	429,183
Singapore: 9.2%
331,500	CapitaLand Ltd. #	861,404
29,000	DBS Group Holdings Ltd. #	402,151
560,400	Genting Singapore Plc #	409,116
115,901	Oversea-Chinese Banking Corp. Ltd. #	805,943
145,100	Singapore Exchange Ltd. #	799,574
25,839	United Overseas Bank Ltd. #	408,587
		3,686,775
Spain: 1.0%
36,718	Telefonica SA #	412,056
Sweden: 2.1%
86,869	Elekta AB #	851,639
Switzerland: 1.0%
5,327	Novartis AG #	395,847
United Kingdom: 4.0%
38,653	GlaxoSmithKline PCL * #	802,138
10,480	London Stock Exchange Group Plc #	416,126
71,279	Meggitt Plc #	397,051
		1,615,315
United States: 2.0%
7,276	Carnival Plc (GBP) #	416,228
6,667	Shire Plc (GBP) #	387,707
		803,935
Total Common Stocks (Cost: $35,742,657)		38,292,052
PREFERRED STOCKS: 1.1%
Brazil: 1.1% (Cost: $385,970)
29,450	Telefonica Brasil SA	433,641

See Notes to Financial Statements

10

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 3.9%
Australia: 1.0%
172,549	Vicinity Centres #	$372,666
Singapore: 2.9%
711,300	CapitaLand Commercial Trust Ltd. #	786,246
277,200	CapitaLand Mall Trust #	390,713
		1,176,959
Total Real Estate Investment Trusts (Cost: $1,531,216)		1,549,625
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $37,659,843)		40,275,318
Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.5% (Cost: $206,807)
Repurchase Agreement: 0.5%
$206,807	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $206,821; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $210,943 including accrued interest)	$206,807
Total Investments: 100.5% (Cost: $37,866,650)		40,482,125
Liabilities in excess of other assets: (0.5)%		(191,944)
NET ASSETS: 100.0%		$40,290,181

GBP	British Pound
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $195,191.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,560,769 which represents 90.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	10.0%	$4,045,365
Consumer Staples	5.0	2,030,191
Energy	1.0	393,031
Financials	16.0	6,443,197
Health Care	15.6	6,267,009
Industrials	12.2	4,913,448
Information Technology	6.0	2,424,403
Materials	8.2	3,323,758
Real Estate	12.0	4,824,455
Telecommunication Services	11.7	4,697,874
Utilities	2.3	912,587
	100.0%	$40,275,318

See Notes to Financial Statements

11

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$6,583,146	$—	$6,583,146
Belgium	—	785,868	—	785,868
Brazil	417,085	—	—	417,085
Canada	790,190	—	—	790,190
China / Hong Kong	799,811	7,709,492	—	8,509,303
Denmark	—	434,386	—	434,386
France	—	2,814,719	—	2,814,719
Germany	—	2,469,845	—	2,469,845
India	—	1,578,952	—	1,578,952
Japan	—	4,021,391	—	4,021,391
Mexico	1,273,822	—	—	1,273,822
Netherlands	—	418,595	—	418,595
New Zealand	—	429,183	—	429,183
Singapore	—	3,686,775	—	3,686,775
Spain	—	412,056	—	412,056
Sweden	—	851,639	—	851,639
Switzerland	—	395,847	—	395,847
United Kingdom	—	1,615,315	—	1,615,315
United States	—	803,935	—	803,935
Preferred Stocks
Brazil	433,641	—	—	433,641
Real Estate Investment Trusts*	—	1,549,625	—	1,549,625
Repurchase Agreement	—	206,807	—	206,807
Total	$3,714,549	$36,767,576	$—	$40,482,125

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Financial Statements

12

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Banks: 2.4%
445,891	Wells Fargo & Co.	$24,818,293
Capital Goods: 7.2%
439,646	Emerson Electric Co.	26,317,209
103,211	TransDigm Group, Inc.	22,722,934
230,197	United Technologies Corp.	25,830,405
		74,870,548
Commercial & Professional Services: 2.5%
317,090	Stericycle, Inc. *	26,283,590
Consumer Durables & Apparel: 4.9%
300,895	Polaris Industries, Inc. †	25,215,001
474,105	VF Corp.	26,061,552
		51,276,553
Consumer Services: 5.1%
448,354	Starbucks Corp.	26,179,390
495,516	Yum China Holdings, Inc. *	13,478,035
203,990	Yum! Brands, Inc.	13,034,961
		52,692,386
Diversified Financials: 4.9%
164,168	American Express Co.	12,987,330
271,260	Bank of New York Mellon Corp.	12,811,610
74,362	Berkshire Hathaway, Inc. *	12,394,658
163,559	State Street Corp.	13,020,932
		51,214,530
Food & Staples Retailing: 2.4%
314,578	CVS Caremark Corp.	24,694,373
Food, Beverage & Tobacco: 2.6%
170,741	Mead Johnson Nutrition Co.	15,209,608
276,197	Mondelez International, Inc.	11,898,567
		27,108,175
Health Care Equipment & Services: 18.0%
303,718	AmerisourceBergen Corp.	26,879,043
493,166	Cerner Corp. *	29,022,819
367,624	Express Scripts Holding Co. *	24,230,098
174,027	McKesson Corp.	25,801,243
164,810	Medtronic Plc	13,277,094
297,155	Patterson Cos, Inc. †	13,440,321
284,210	Varian Medical Systems, Inc. *	25,900,057
228,780	Zimmer Biomet Holdings, Inc.	27,936,326
		186,487,001
Materials: 4.7%
335,782	Compass Minerals International, Inc. †	22,782,809
231,317	Monsanto Co.	26,185,084
		48,967,893
Media: 5.3%
869,435	Twenty-First Century Fox, Inc.	28,161,000
235,643	Walt Disney Co.	26,719,560
		54,880,560
Number of Shares		Value

Pharmaceuticals, Biotechnology: 17.1%
118,061	Allergan Plc	$28,207,134
155,214	Amgen, Inc.	25,465,961
86,718	Biogen Idec, Inc. *	23,710,436
434,578	Bristol-Myers Squibb Co.	23,632,352
322,197	Eli Lilly & Co.	27,099,990
350,969	Gilead Sciences, Inc.	23,837,814
373,271	Pfizer, Inc.	12,769,601
165,192	Quintiles Transnational Holdings, Inc. *	13,302,912
		178,026,200
Real Estate: 5.0%
743,670	CBRE Group, Inc. *	25,872,279
233,611	Jones Lang LaSalle, Inc.	26,035,946
		51,908,225
Retailing: 6.4%
31,426	Amazon.com, Inc. *	27,860,406
256,758	L Brands, Inc.	12,093,302
327,334	Lowe’s Cos, Inc.	26,910,128
		66,863,836
Software & Services: 11.5%
456,697	Guidewire Software, Inc. *	25,725,742
236,002	MasterCard, Inc.	26,543,145
201,135	Microsoft Corp.	13,246,751
330,575	Salesforce.com, Inc. *	27,269,132
303,198	Visa, Inc.	26,945,206
		119,729,976
Total Common Stocks (Cost: $980,712,239)		1,039,822,139

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.9%
Repurchase Agreements: 3.9%
$9,568,267	Repurchase agreement dated 3/31/17 with Citigroup Global Markets, Inc., 0.81%, due 4/3/17, proceeds $9,568,913; (collateralized by various U.S. government and agency obligations, 0.00% to 11.50%, due 4/1/17 to 6/1/52, valued at $9,759,632 including accrued interest)	9,568,267
9,568,267	Repurchase agreement dated 3/31/17 with Daiwa Capital Markets America, Inc., 0.82%, due 4/3/17, proceeds $9,568,921; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/11/17 to 12/1/51, valued at $9,759,633 including accrued interest)	9,568,267

See Notes to Financial Statements

13

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Repurchase Agreements: (continued)
$2,013,498	Repurchase agreement dated 3/31/17 with HSBC Securities USA, Inc., 0.77%, due 4/3/17, proceeds $2,013,627; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/15/25 to 11/15/45, valued at $2,053,769 including accrued interest)	$2,013,498
9,568,267	Repurchase agreement dated 3/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.83%, due 4/3/17, proceeds $9,568,929; (collateralized by various U.S. government and agency obligations, 1.84% to 7.00%, due 5/1/17 to 12/1/46, valued at $9,759,632 including accrued interest)	9,568,267
Principal Amount		Value

Repurchase Agreements: (continued)
$9,568,267	Repurchase agreement dated 3/31/17 with Nomura Securities International, Inc., 0.81%, due 4/3/17, proceeds $9,568,913; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 4/19/17 to 2/20/67, valued at $9,759,632 including accrued interest)	$9,568,267
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $40,286,566)		40,286,566

Total Investments: 103.9% (Cost: $1,020,998,805)		1,080,108,705
Liabilities in excess of other assets: (3.9)%		(40,315,115)
NET ASSETS: 100.0%		$1,039,793,590

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $39,406,343.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	21.7%	$225,713,335
Consumer Staples	5.0	51,802,548
Financials	7.3	76,032,823
Health Care	35.1	364,513,201
Industrials	9.7	101,154,138
Information Technology	11.5	119,729,976
Materials	4.7	48,967,893
Real Estate	5.0	51,908,225
	100.0%	$1,039,822,139

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,039,822,139	$—	$—	$1,039,822,139
Repurchase Agreements	—	40,286,566	—	40,286,566
Total	$1,039,822,139	$40,286,566	$—	$1,080,108,705

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Financial Statements

14

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15

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2017 (unaudited)

	Global Spin-Off ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF

Assets:
Investments, at value (1) (2)	$5,551,029	$40,275,318	$1,039,822,139
Short-term investments held as collateral for securities loaned (3)	511,167	206,807	40,286,566
Cash	134	—	—
Cash denominated in foreign currency, at value (4)	—	42,466	—
Receivables:
Investment securities sold	697,965	75,179	—
Shares sold	—	101,820	1,082
Due from Adviser	5,149	—	—
Dividends and interest	12,810	93,402	627,264
Prepaid expenses	2,751	2,181	8,647
Total assets	6,781,005	40,797,173	1,080,745,698

Liabilities:
Payables:
Investment securities purchased	710,157	169,504	—
Collateral for securities loaned	511,167	206,807	40,286,566
Line of credit	—	104,725	146,763
Due to Adviser	—	7,325	396,386
Due to custodian	—	8,983	14,420
Deferred Trustee fees	17	71	29,616
Accrued expenses	35,848	9,577	78,357
Total liabilities	1,257,189	506,992	40,952,108
NET ASSETS	$5,523,816	$40,290,181	$1,039,793,590
Shares outstanding	250,000	1,300,000	27,700,000
Net asset value, redemption and offering price per share	$22.10	$30.99	$37.54

Net assets consist of:
Aggregate paid in capital	$5,029,018	$37,714,393	$1,095,701,669
Net unrealized appreciation	466,136	2,615,796	59,109,899
Undistributed net investment income	32,348	179,163	2,666,797
Accumulated net realized loss	(3,686)	(219,171)	(117,684,775)
	$5,523,816	$40,290,181	$1,039,793,590
(1) Value of securities on loan	$503,846	$195,191	$39,406,343
(2) Cost of investments	$5,084,872	$37,659,843	$980,712,239
(3) Cost of short-term investments held as collateral for securities loaned	$511,167	$206,807	$40,286,566
(4) Cost of cash denominated in foreign currency	$—	$42,511	$—

See Notes to Financial Statements

16

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (unaudited)

	Global Spin-Off ETF	Morningstar International Moat ETF	Morningstar Wide Moat ETF

Income:
Dividends	$42,078	$342,141	$6,983,829
Securities lending income	3,916	5,207	205,348
Foreign taxes withheld	(433)	(18,554)	—
Total income	45,561	328,794	7,189,177

Expenses:
Management fees	8,782	67,305	1,967,112
Professional fees	31,573	30,364	63,010
Insurance	18	75	4,426
Trustees’ fees and expenses	173	688	9,814
Reports to shareholders	8,340	9,693	33,480
Indicative optimized portfolio value fee	2,395	2,014	1,373
Custodian fees	4,605	7,617	12,488
Registration fees	2,286	2,839	4,950
Transfer agent fees	1,146	1,146	956
Fund accounting fees	340	3,773	24,371
Interest	—	744	6,055
Other	1,772	1,881	9,675
Total expenses	61,430	128,139	2,137,710
Waiver of management fees	(8,782)	(52,013)	(110)
Expenses assumed by the Adviser	(42,988)	—	—
Net expenses	9,660	76,126	2,137,600
Net investment income	35,901	252,668	5,051,577

Net realized gain (loss) on:
Investments	26,480	1,249,505	23,861,826
In-kind redemptions	—	—	34,247,770
Foreign currency transactions and foreign denominated assets and liabilities	(204)	1,749	—
Net realized gain	26,276	1,251,254	58,109,596

Net change in unrealized appreciation (depreciation) on:
Investments	189,131	2,146,920	32,012,477
Foreign currency transactions and foreign denominated assets and liabilities	69	79	—
Net change in unrealized appreciation (depreciation)	189,200	2,146,999	32,012,477
Net Increase in Net Assets Resulting from Operations	$251,377	$3,650,921	$95,173,650

See Notes to Financial Statements

17

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Global Spin-Off ETF		Morningstar International Moat ETF
	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
	(unaudited)		(unaudited)
Operations:
Net investment income	$35,901	$57,911	$252,668	$339,352
Net realized gain (loss)	26,276	6,075	1,251,254	(1,083,259)
Net change in unrealized appreciation (depreciation)	189,200	524,789	2,146,999	1,665,276
Net increase in net assets resulting from operations	251,377	588,775	3,650,921	921,369

Dividends to shareholders:
Dividends from net investment income	(48,600)	(16,650)	(407,000)	(90,000)

Share transactions:**
Proceeds from sale of shares	2,202,041	—	24,291,349	1,332,150
Cost of shares redeemed	—	—	—	—
Increase (Decrease) in net assets resulting from share transactions	2,202,041	—	24,291,349	1,332,150
Total increase in net assets	2,404,818	572,125	27,535,270	2,163,519
Net Assets, beginning of period	3,118,998	2,546,873	12,754,911	10,591,392
Net Assets, end of period†	$5,523,816	$3,118,998	$40,290,181	$12,754,911
† Including undistributed net investment income	$32,348	$45,047	$179,163	$333,495

** Shares of Common Stock Issued (no par value)
Shares sold	100,000	—	850,000	50,000
Shares redeemed	—	—	—	—
Net increase (decrease)	100,000	—	850,000	50,000

See Notes to Financial Statements

18

Morningstar Wide Moat ETF
For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
(unaudited)

$5,051,577	$10,263,758
58,109,596	42,525,390
32,012,477	87,339,736
95,173,650	140,128,884

(9,710,400)	(15,301,600)

334,763,760	518,341,447
(133,791,233)	(632,174,449)
200,972,527	(113,833,002)
286,435,777	10,994,282
753,357,813	742,363,531
$1,039,793,590	$753,357,813
$2,666,797	$7,325,620

9,100,000	16,550,000
(3,550,000)	(20,950,000)
5,550,000	(4,400,000)

See Notes to Financial Statements

19

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Global Spin-Off ETF
	For the Six			For the Period
	Months		For the Year	June 9, 2015(a)
	Ended		Ended	through
	March 31,		September 30,	September 30,
	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$20.79		$16.98	$19.78
Income from investment operations:
Net investment income	0.15		0.39	0.05
Net realized and unrealized gain (loss) on investments	1.48		3.53	(2.85)
Total from investment operations	1.63		3.92	(2.80)
Less:
Dividends from net investment income	(0.32)		(0.11)	—
Net asset value, end of period	$22.10		$20.79	$16.98
Total return (b)	7.93	%(c)	23.22%	(14.16	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,524		$3,119	$2,547
Ratio of gross expenses to average net assets	3.48	%(d)	5.07%	6.24	%(d)
Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55%	0.55	%(d)
Ratio of net investment income to average net assets	2.04	%(d)	2.13%	1.24	%(d)
Portfolio turnover rate (e)	36	%(c)	58%	30	%(c)

	Morningstar International Moat ETF
	For the Six			For the Period
	Months		For the Year	July 13, 2015(a)
	Ended		Ended	through
	March 31,		September 30,	September 30,
	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$28.34		$26.48	$30.17
Income from investment operations:
Net investment income (loss)	0.27	(f)	0.76	0.18
Net realized and unrealized gain (loss) on investments	2.75		1.33	(3.87)
Total from investment operations	3.02		2.09	(3.69)
Less:
Dividends from net investment income	(0.37)		(0.23)	—
Net asset value, end of period	$30.99		$28.34	$26.48
Total return (b)	10.82	%(c)	7.91%	(12.23	)%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$40,290		$12,755	$10,591
Ratio of gross expenses to average net assets	0.95	%(d)	1.62%	2.49	%(d)
Ratio of net expenses to average net assets	0.56	%(d)	0.56%	0.56	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.56	%(d)	0.56%	0.56	%(d)
Ratio of net investment income to average net assets	1.87	%(d)	2.99%	3.27	%(d)
Portfolio turnover rate (e)	80	%(c)	168%	54	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Calculated based upon average shares outstanding.

See Notes to Financial Statements

20

	Morningstar Wide Moat ETF
	For the						For the Period
	Six Months						April 24,
	Ended						2012(a) through
	March 31,		For the Year Ended September 30,				September 30,
	2017		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$34.01		$27.96	$31.27	$27.09	$21.54	$20.15
Income from investment operations:
Net investment income	0.17		0.48	0.57	0.37	0.23	0.08
Net realized and unrealized gain (loss) on investments	3.77		6.19	(3.46)	4.04	5.46	1.31
Total from investment operations	3.94		6.67	(2.89)	4.41	5.69	1.39
Less:
Dividends from net investment income	(0.41)		(0.62)	(0.42)	(0.23)	(0.14)	—
Net asset value, end of period	$37.54		$34.01	$27.96	$31.27	$27.09	$21.54
Total return (b)	11.66	%(c)	24.23%	(9.41)%	16.35%	26.54%	6.90	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,039,794		$753,358	$742,364	$853,616	$364,395	$66,782
Ratio of gross expenses to average net assets	0.49	%(d)	0.50%	0.50%	0.50%	0.51%	1.04	%(d)
Ratio of net expenses to average net assets	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	1.15	%(d)	1.44%	1.88%	1.63%	1.48%	1.62	%(d)
Portfolio turnover rate (e)	30	%(c)	178%	14%	15%	1%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

21

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2017, offers fifty-nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Global Spin-Off ETF, Morningstar International Moat ETF and Morningstar Wide Moat ETF, (each a “Fund” and, together, the “Funds”). Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. Each Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of its index by investing in a portfolio of securities that generally replicates the index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index

Global Spin-Off ETF	June 9, 2015	Horizon Kinetics Global Spin-Off Index(1)
Morningstar International Moat ETF	July 13, 2015	Morningstar® Global ex-US Moat Focus IndexSM(2)
Morningstar Wide Moat ETF	April 24, 2012	Morningstar® Wide Moat Focus IndexSM(2)

(1)	Published by Horizon Kinetics, LLC
(2)	Published by Morningstar, Inc.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A. Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

22

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B. Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D. Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E. Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F. Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell

23

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2017.

G. Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of March 31, 2017 are reflected in the Schedules of Investments.

H. Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at March 31, 2017 is presented in the Schedules of Investments. Refer to related disclosures in Note 2G (Repurchase Agreements) and Note 9 (Securities Lending).

I. Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date/rate. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until February 1, 2018, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense limitations (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) listed in the table below.

The current management fee rate, expense limitations and the amounts waived/assumed by the Adviser for the period ended March 31, 2017, are as follows:

Fund	Management Fee Rate	Expense Limitations	Waiver of Management Fees	Expenses Assumed by the Adviser
Global Spin-Off ETF	0.50%	0.55%	$8,782	$42,988
Morningstar International Moat ETF	0.50	0.56	52,013	—
Morningstar Wide Moat ETF	0.45	0.49	110	—
24

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Global Spin-Off ETF	$1,267,374	$1,283,767
Morningstar International Moat ETF	22,717,057	21,751,378
Morningstar Wide Moat ETF	261,577,181	266,218,405

Note 5—Income Taxes—As of March 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Spin-Off ETF	$5,596,336	$625,529	$(159,669)	$465,860
Morningstar International Moat ETF	37,897,373	2,703,651	(118,899)	2,584,752
Morningstar Wide Moat ETF	1,021,017,794	79,648,679	(20,557,768)	59,090,911

The tax character of dividends paid to shareholders during the years ended September 30, 2016 was as follows:

Fund	2016 Dividends Ordinary Income
Global Spin-Off ETF	$16,650
Morningstar International Moat ETF	90,000
Morningstar Wide Moat ETF	15,301,600

The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2016, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Post-Effective- No Expiration Short-Term Capital Losses	Post-Effective- No Expiration Long-Term Capital Losses
Global Spin-Off ETF	$—	$24,255
Morningstar International Moat ETF	1,339,859	126,855
Morningstar Wide Moat ETF	139,290,799	36,484,583

During the year ended September 30, 2016, Global Spin-Off ETF utilized $13,526 of its accumulated capital loss carryforwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2017, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of March 31, 2017, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of

25

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2017, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Global Spin-Off ETF	$2,205,402	$—
Morningstar International Moat ETF	23,147,508	—
Morningstar Wide Moat ETF	334,797,573	133,914,174

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Global Spin-Off ETF may invest in companies that have been spun-off from a parent company for a number of reasons, including but not limited to low growth prospects, high capital requirements or an unfavorable capitalization structure. Investments in spun-off companies are subject to the risk that any of these characteristics will adversely affect the value of investments in the spun-off companies. There can be no assurance that a spun-off company will be financially independent or profitable, especially where the company represented a non-core or non-competitive business line of the parent company at the time of the spin-off.

Global Spin-Off ETF may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

In 2016, the United Kingdom decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact, the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market

26

value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at March 31, 2017 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan pledged as of March 31, 2017:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Global Spin-Off ETF	$511,167
Morningstar International Moat ETF	206,807
Morningstar Wide Moat ETF	40,286,566

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2017, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of March 31, 2017
Morningstar International Moat ETF	30	$114,061	2.17%	$104,725
Morningstar Wide Moat ETF	126	727,169	2.00	146,763

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2017, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statement of Operations.

Note 12—Recent Accounting Pronouncements—The Funds adopted Accounting Standards Update No. 2014-15 (“ASU 2014-15”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess the Funds’ ability to continue as a going concern and to provide related disclosures in certain circumstances. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. Based on management’s evaluation, there are no conditions or events that could adversely affect the Funds’ ability to meet their obligations within one year after the date the financial statements are issued. Accordingly, no disclosures are required specific to going concern uncertainties in the Funds’ financial statements.

27

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

28

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	STRATSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date June 8, 2017
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date June 8, 2017
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date June 8, 2017
     ---------------